UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
March 31, 2024
MFS®  International New Discovery Fund
MIO-SEM

MFS® International New Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
NS Solutions Corp.	1.6%
Symrise AG	1.6%
OBIC Co. Ltd.	1.3%
Dollarama, Inc.	1.0%
Gerresheimer AG	1.0%
T. Hasegawa Co. Ltd.	0.9%
Cranswick PLC	0.9%
Breedon Group PLC	0.8%
Sodexo	0.8%
Techtronic Industries Co. Ltd.	0.8%
GICS equity sectors (g)
Industrials	18.0%
Consumer Discretionary	12.7%
Information Technology	11.9%
Materials	11.6%
Consumer Staples	9.5%
Financials	9.0%
Health Care	6.8%
Communication Services	5.5%
Real Estate	4.5%
Energy	2.7%
Utilities	1.9%
Issuer country weightings (x)
Japan	26.1%
United Kingdom	11.9%
United States	6.5%
Australia	6.1%
Germany	5.6%
France	4.1%
Taiwan	3.7%
India	3.6%
Hong Kong	3.2%
Other Countries	29.2%
Currency exposure weightings (y)
Japanese Yen	26.1%
Euro	17.4%
British Pound Sterling	12.2%
United States Dollar	7.5%
Australian Dollar	6.0%
Hong Kong Dollar	5.3%
Taiwan Dollar	3.7%
Indian Rupee	3.1%
South Korean Won	3.0%
Other Currencies	15.7%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2023 through March 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	1.30%	$1,000.00	$1,117.49	$6.88
	Hypothetical (h)	1.30%	$1,000.00	$1,018.50	$6.56
B	Actual	2.05%	$1,000.00	$1,113.11	$10.83
	Hypothetical (h)	2.05%	$1,000.00	$1,014.75	$10.33
C	Actual	2.05%	$1,000.00	$1,113.21	$10.83
	Hypothetical (h)	2.05%	$1,000.00	$1,014.75	$10.33
I	Actual	1.05%	$1,000.00	$1,118.86	$5.56
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
R1	Actual	2.05%	$1,000.00	$1,113.42	$10.83
	Hypothetical (h)	2.05%	$1,000.00	$1,014.75	$10.33
R2	Actual	1.55%	$1,000.00	$1,116.19	$8.20
	Hypothetical (h)	1.55%	$1,000.00	$1,017.25	$7.82
R3	Actual	1.30%	$1,000.00	$1,117.33	$6.88
	Hypothetical (h)	1.30%	$1,000.00	$1,018.50	$6.56
R4	Actual	1.05%	$1,000.00	$1,118.72	$5.56
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
R6	Actual	0.90%	$1,000.00	$1,119.47	$4.77
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.0%
Aerospace & Defense – 1.1%
Babcock International Group PLC	1,393,969	$9,148,869
LISI Group	516,538	13,179,365
MTU Aero Engines Holding AG	44,748	11,354,605
Singapore Technologies Engineering Ltd.	12,838,800	38,224,015
		$71,906,854
Airlines – 0.5%
Enav S.p.A.	5,088,376	$21,299,627
Mainfreight Ltd.	304,373	12,674,781
		$33,974,408
Alcoholic Beverages – 0.8%
Carlsberg Group	160,595	$22,003,609
China Resources Beer Holdings Co. Ltd.	7,144,000	32,904,624
		$54,908,233
Apparel Manufacturers – 0.9%
Burberry Group PLC	511,400	$7,829,472
Coats Group PLC	5,250,030	5,373,950
Eclat Textile Co. Ltd.	1,875,000	32,398,800
Shenzhou International Group Holdings Ltd.	1,040,000	9,846,044
		$55,448,266
Automotive – 2.0%
ARB Corp. (l)	439,880	$11,852,887
Cie Plastic Omnium S.A.	319,197	4,159,937
Daikyonishikawa Corp.	332,421	1,693,068
Hero MotoCorp Ltd.	409,610	23,192,366
Koito Manufacturing Co. Ltd.	1,291,600	21,629,053
Mahindra & Mahindra Ltd.	922,321	21,247,582
Niterra Co. Ltd. (l)	380,100	12,765,414
Stanley Electric Co. Ltd.	577,931	10,746,966
TS Tech Co. Ltd. (l)	997,300	13,245,288
USS Co. Ltd. (l)	944,600	7,877,906
		$128,410,467
Biotechnology – 0.1%
Virbac S.A.	18,020	$6,726,543
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 0.5%
4imprint Group PLC	87,949	$7,037,706
Nippon Television Holdings, Inc.	630,300	9,657,688
TBS Holdings, Inc.	550,900	15,863,213
		$32,558,607
Brokerage & Asset Managers – 2.3%
B3 S.A. - Brasil Bolsa Balcao	3,732,700	$8,923,530
Bolsa Mexicana de Valores S.A. de C.V.	7,293,600	16,241,636
Euronext N.V.	252,458	24,022,533
Hargreaves Lansdown PLC	1,312,899	12,196,076
IPH Ltd.	7,236,284	29,754,959
JAFCO Group Co. Ltd. (l)	197,100	2,448,451
Moscow Exchange MICEX-RTS PJSC (a)(u)	7,428,305	0
Omni Bridgeway Ltd. (a)	6,690,332	6,583,230
Partners Group Holding AG	3,985	5,691,279
Pinnacle Investment Management Group Ltd.	1,139,173	8,633,438
Rathbones Group PLC	607,875	11,876,712
TMX Group Ltd.	955,730	25,210,020
		$151,581,864
Business Services – 6.3%
Amadeus Fire AG	127,819	$16,575,283
Bunzl PLC	774,450	29,793,349
Compass Group PLC	1,132,372	33,200,858
Doshisha Co. Ltd. (l)	141,800	1,973,660
Elis S.A.	132,746	3,016,066
Eurofins Scientific SE	29,778	1,898,004
Fullcast Holdings Co. Ltd.	747,500	7,105,645
Gruppo Mutuionline S.p.A.	203,573	8,224,946
Imdex Ltd.	12,787,030	19,415,117
Intertek Group PLC	467,610	29,421,169
Iwatani Corp.	367,000	20,708,905
Johnson Service Group PLC	1,741,095	2,887,545
Karnov Group AB (a)	1,032,083	6,373,383
NS Solutions Corp.	3,111,400	101,534,655
Pasona Group, Inc.	612,500	11,280,552
RS Group PLC	4,605,992	42,252,175
San-Ai Obbli Co. Ltd. (l)	3,112,500	42,931,034
Sohgo Security Services Co. Ltd.	2,845,000	15,634,532
TIS, Inc.	546,200	11,867,167
		$406,094,045
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.8%
Borregaard ASA	387,981	$6,761,480
IMCD Group N.V.	129,334	22,792,550
JCU Corp.	619,500	16,164,784
KH Neochem Co. Ltd.	409,600	6,363,979
		$52,082,793
Computer Software – 2.7%
ARGO GRAPHICS, Inc.	688,500	$19,557,075
Douzone Bizon Co. Ltd.	447,057	14,378,881
OBIC Co. Ltd.	551,300	82,942,644
Oracle Corp. Japan	36,800	2,784,674
PCA Corp. (h)	1,398,900	16,005,382
Temairazu, Inc.	261,400	5,473,893
Totvs S.A.	1,943,000	10,994,605
Wisetech Global Ltd.	355,979	21,793,931
		$173,931,085
Computer Software - Systems – 2.4%
Alten S.A.	80,813	$11,787,426
Amadeus IT Group S.A.	448,964	28,790,645
DTS Corp. (l)	783,500	20,806,381
Elecom Co. Ltd. (l)	850,200	8,671,613
Kardex Holding AG	100,319	28,142,936
Pole To Win Holdings, Inc. (l)	1,706,900	5,818,209
Toshiba Tec Corp.	209,700	4,211,177
Venture Corp. Ltd.	4,200,900	44,396,847
		$152,625,234
Conglomerates – 0.3%
Ansell Ltd.	1,061,273	$16,999,001
Construction – 3.9%
Bellway PLC	432,410	$14,539,214
Breedon Group PLC	11,221,667	54,458,377
Fletcher Building Ltd. (l)	3,298,000	8,188,230
Forterra PLC (h)	14,582,719	31,694,407
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,164,739	13,844,872
James Hardie Industries PLC, GDR (a)	320,189	12,854,998
Kingspan Group PLC	36,435	3,319,945
Marshalls PLC	503,453	1,746,170
PT Indocement Tunggal Prakarsa Tbk	24,754,200	13,661,258
Reliance Worldwide Corp.	4,834,770	18,115,823
Rinnai Corp.	269,700	6,207,126
Techtronic Industries Co. Ltd.	3,818,000	51,756,098
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Zhejiang Supor Co. Ltd.	2,746,502	$22,116,572
		$252,503,090
Consumer Products – 1.5%
Amorepacific Corp.	104,092	$9,386,644
Dabur India Ltd.	5,156,337	32,343,607
Essity AB	864,312	20,525,795
Kobayashi Pharmaceutical Co. Ltd.	348,700	11,736,204
Lion Corp.	1,082,500	9,710,893
Mitsubishi Pencil Co. Ltd.	176,700	2,980,018
Pigeon Corp.	945,800	9,081,254
PZ Cussons PLC	364,404	412,559
		$96,176,974
Consumer Services – 1.9%
Afya Ltd. (a)	300,419	$5,581,785
Asante, Inc. (l)	170,200	1,861,879
Carsales.com Ltd.	623,600	14,661,791
Heian Ceremony Service Co.	363,967	2,183,129
Localiza Rent a Car S.A.	717,698	7,824,645
Meitec Group Holdings, Inc. (l)	1,115,700	22,014,770
Seek Ltd.	762,170	12,441,536
Trip.com Group Ltd. (a)	778,481	34,334,365
Webjet Ltd. (a)(l)	3,724,616	21,431,699
		$122,335,599
Containers – 2.3%
CCL Industries, Inc.	218,605	$11,172,732
Huhtamaki Oyj	615,309	25,776,368
Mayr-Melnhof Karton AG (a)	133,652	16,639,579
Toyo Seikan Group Holdings Ltd.	903,900	14,560,445
Verallia	1,270,942	49,416,455
Viscofan S.A.	372,627	23,678,309
Winpak Ltd.	244,167	7,307,615
		$148,551,503
Electrical Equipment – 2.5%
Advantech Co. Ltd.	1,194,843	$15,083,243
Cembre S.p.A.	542,000	25,786,889
Halma PLC	590,170	17,638,831
Legrand S.A.	395,701	41,930,317
LS Electric Co. Ltd.	461,221	33,505,971
Sagami Rubber Industries Co. Ltd.	264,700	1,682,134
TAKUMA Co. Ltd.	969,000	12,187,713
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Voltronic Power Technology Corp.	292,659	$14,997,133
		$162,812,231
Electronics – 4.2%
Amano Corp.	187,220	$4,788,716
ASM International N.V.	32,807	20,029,370
ASM Pacific Technology Ltd.	3,681,000	46,277,632
Chroma Ate, Inc.	4,346,000	34,628,400
Fukui Computer Holdings, Inc.	205,100	3,518,594
INTER ACTION Corp.	467,700	4,093,688
Melexis N.V.	66,228	5,369,473
Realtek Semiconductor Corp.	752,000	13,158,561
Samsung Electro-Mechanics Co. Ltd.	289,020	31,923,695
Silergy Corp.	1,629,000	16,695,424
Silicon Motion Technology Corp., ADR	482,780	37,145,093
Tripod Technology Corp.	3,260,000	20,831,159
WIN Semiconductors Corp.	3,477,000	15,862,077
Zuken, Inc. (l)	559,300	16,644,514
		$270,966,396
Energy - Integrated – 0.5%
Capricorn Energy PLC	171,560	$378,936
Galp Energia SGPS S.A., “B”	2,055,806	33,967,235
		$34,346,171
Engineering - Construction – 1.1%
Comsys Holdings Corp. (l)	160,900	$3,771,127
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	3,931,298	15,340,209
Doosan Bobcat, Inc.	423,959	16,785,155
Prologis Property Mexico S.A. de C.V., REIT	2,397,347	10,492,404
Technip Energies N.V.	974,883	24,621,526
		$71,010,421
Entertainment – 1.5%
CTS Eventim AG	557,849	$49,621,328
Lottery Corp. Ltd.	4,411,000	14,803,305
Toei Co. Ltd. (l)	397,000	9,860,748
Toho Co. Ltd.	605,800	19,801,152
		$94,086,533
Food & Beverages – 6.5%
ARIAKE JAPAN Co. Ltd. (l)	854,200	$29,680,883
AVI Ltd.	4,898,674	23,626,920
Bakkafrost P/f	579,460	37,528,085
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Britvic PLC	1,256,810	$13,039,244
Cranswick PLC	1,076,808	55,668,459
Ezaki Glico Co. Ltd.	390,900	10,930,636
Greencore Group PLC (a)	1,183,806	1,782,510
Gruma S.A.B. de C.V.	896,503	16,753,921
Kato Sangyo Co. Ltd.	711,700	21,555,982
Kerry Group PLC	206,732	17,717,727
Morinaga & Co. Ltd.	1,538,000	26,674,719
Orion Corp.	383,766	25,940,729
S Foods, Inc.	841,000	18,611,111
Shenguan Holdings Group Ltd.	13,203,505	497,647
T. Hasegawa Co. Ltd. (h)(l)	2,782,000	55,684,106
Takasago International Corp.	161,300	3,686,735
Tate & Lyle PLC	376,983	2,938,121
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	14,836,234
Toyo Suisan Kaisha Ltd.	286,400	17,926,014
Universal Robina Corp.	11,928,240	22,343,568
		$417,423,351
Food & Drug Stores – 1.3%
DFI Retail Group Holdings Ltd.	6,359,109	$13,672,084
JM Holdings Co. Ltd.	253,700	4,682,506
Nahdi Medical Co.	244,824	9,595,821
Patlac Corp.	463,300	12,593,999
SAN-A Co. Ltd. (l)	87,700	2,722,883
Sendas Distribuidora S.A.	1,763,500	5,172,286
Spencer's Retail Ltd. (a)	723,473	791,980
Sugi Holdings Co. Ltd.	702,600	12,083,625
Sundrug Co. Ltd. (l)	769,800	23,732,703
		$85,047,887
Forest & Paper Products – 0.3%
Sakata Seed Corp.	181,300	$4,467,228
Suzano S.A.	1,128,500	14,395,947
		$18,863,175
Furniture & Appliances – 1.0%
Howden Joinery Group PLC	2,074,398	$23,741,851
Paramount Bed Holdings Co. Ltd.	1,473,800	25,351,930
SEB S.A.	121,712	15,573,246
Zojirushi Corp.	177,300	1,693,591
		$66,360,618
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	90,036	$17,943,588
Sands China Ltd. (a)	3,191,200	8,990,272
Shangri-La Asia Ltd. (a)	29,944,000	18,746,324
		$45,680,184
General Merchandise – 1.6%
B&M European Value Retail S.A.	5,246,020	$36,138,860
Dollarama, Inc.	841,907	64,136,712
Seria Co. Ltd.	183,200	3,642,701
		$103,918,273
Insurance – 2.3%
Admiral Group PLC	212,870	$7,622,278
AUB Group Ltd.	1,891,898	36,665,118
Hiscox Ltd.	1,978,378	30,962,922
Samsung Fire & Marine Insurance Co. Ltd.	96,292	21,886,984
Steadfast Group Ltd.	8,624,211	33,045,406
Unipol Gruppo S.p.A.	1,962,447	16,442,066
		$146,624,774
Internet – 1.9%
Auto Trader Group PLC	792,394	$7,002,841
Digital Garage, Inc.	471,000	10,314,209
Kakaku.com, Inc.	841,200	10,455,264
MakeMyTrip Ltd. (a)	446,237	31,705,139
Moneysupermarket.com Group PLC	4,259,033	11,815,434
Proto Corp.	1,137,400	10,766,906
Rightmove PLC	2,512,842	17,431,023
Scout24 AG	270,024	20,351,293
		$119,842,109
Leisure & Toys – 0.7%
DeNA Co. Ltd. (l)	339,900	$3,406,185
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	2,845,033
NCSoft Corp.	66,779	9,861,218
Thule Group AB	330,181	9,954,168
VTech Holdings Ltd.	3,136,965	19,017,617
		$45,084,221
Machinery & Tools – 5.2%
Aalberts Industries N.V.	151,503	$7,288,191
AirTAC International Group	822,000	28,766,854
Azbil Corp. (l)	631,100	17,484,697
Carel Industries S.p.A.	206,137	4,525,655
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
DAIFUKU Co. Ltd.	254,100	$6,015,949
Finning International, Inc.	353,723	10,395,860
Fuji Seal International, Inc.	1,662,300	22,774,542
Fujitec Co. Ltd. (l)	577,000	14,457,399
Fukushima Galilei Co. Ltd.	578,300	22,539,107
GEA Group AG	1,208,466	51,094,102
Haitian International Holdings Ltd.	9,977,000	28,999,572
Interpump Group S.p.A.	95,857	4,673,339
METAWATER Co. Ltd.	870,600	13,187,249
MISUMI Group, Inc.	225,900	3,081,540
MonotaRO Co. Ltd.	1,165,500	13,993,237
Nabtesco Corp.	815,900	13,797,754
Nissei ASB Machine Co. Ltd.	151,400	5,320,703
Obara Group, Inc.	128,500	3,225,657
Rational AG	3,914	3,373,873
Rotork PLC	2,206,516	9,156,929
Seven Group Holdings Ltd.	980,316	26,044,811
SIG Combibloc Group AG	520,290	11,538,282
VAT Group AG	21,633	11,209,293
		$332,944,595
Major Banks – 0.6%
Kyoto Financial Group, Inc. (l)	2,005,100	$36,570,756
Medical & Health Technology & Services – 1.5%
ARATA Corp.	296,800	$6,470,075
Arvida Group Ltd.	9,909,956	6,571,981
AS ONE Corp.	883,200	15,495,965
BML, Inc.	883,400	16,975,893
Burning Rock Biotech Ltd., ADR (a)	285,384	208,102
DKSH Holding Ltd.	45,850	3,119,030
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,147,400	8,931,604
Hapvida Participacoes e Investimentos S.A. (a)	7,727,600	5,700,865
ICON PLC (a)	41,702	14,009,787
Medipal Holdings Corp.	724,100	11,097,318
Ryman Healthcare Ltd. (a)	2,130,319	5,791,054
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,605,276	4,137,917
		$98,509,591
Medical Equipment – 3.5%
ConvaTec Group PLC	5,206,344	$18,819,880
Demant A.S. (a)	201,089	10,025,192
Eiken Chemical Co. Ltd. (l)	949,700	12,547,232
Fukuda Denshi Co. Ltd.	573,400	26,249,584
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Gerresheimer AG	547,554	$61,672,070
Nakanishi, Inc.	1,190,300	18,517,350
Shimadzu Corp. (l)	624,700	17,455,945
Smith & Nephew PLC	2,044,371	25,586,283
Sonova Holding AG	84,161	24,365,956
Straumann Holding AG	15,039	2,401,304
Tecan Group AG	12,966	5,374,165
		$223,014,961
Metals & Mining – 0.5%
Iluka Resources Ltd.	2,312,804	$10,866,470
PT United Tractors Tbk	14,165,800	21,599,383
		$32,465,853
Natural Gas - Distribution – 1.1%
China Resources Gas Group Ltd.	6,976,000	$22,237,565
DCC PLC	224,073	16,290,072
Italgas S.p.A.	5,939,723	34,603,579
		$73,131,216
Natural Gas - Pipeline – 0.2%
APA Group	2,924,114	$16,025,246
Network & Telecom – 0.2%
NOHMI BOSAI Ltd.	678,100	$10,280,351
Oil Services – 1.3%
ADNOC Drilling Co. PJSC	9,975,494	$10,784,318
JGC Holdings Corp.	2,548,900	25,088,261
Samsung Engineering Co. Ltd. (a)	1,614,410	29,979,759
Tenaris S.A., ADR	436,499	17,141,316
		$82,993,654
Other Banks & Diversified Financials – 4.3%
Abu Dhabi Islamic Bank PJSC	2,566,770	$7,702,582
AEON Financial Service Co. Ltd.	2,490,600	23,107,727
AEON Thana Sinsap Public Co. Ltd.	2,563,700	10,960,937
Allfunds Group PLC	917,818	6,629,308
Banco Santander Chile S.A.	158,001,165	7,869,660
Chiba Bank Ltd. (l)	1,178,551	9,821,258
Credicorp Ltd.	70,794	11,994,627
E.Sun Financial Holding Co. Ltd.	12,818,678	10,914,712
Federal Bank Ltd.	8,385,754	15,101,948
FinecoBank S.p.A.	1,128,619	16,906,524
Hachijuni Bank Ltd. (l)	3,710,800	25,493,672
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Iress Ltd. (a)	1,560,926	$8,432,401
Julius Baer Group Ltd.	218,037	12,591,193
Komercni Banka A.S.	465,360	16,666,698
Metropolitan Bank & Trust Co.	27,226,417	31,643,204
Shizuoka Financial Group, Inc. (l)	3,357,100	32,089,600
Shriram Transport Finance Ltd.	792,064	22,410,751
Zenkoku Hosho Co. Ltd. (l)	180,300	6,551,924
		$276,888,726
Pharmaceuticals – 1.5%
Daito Pharmaceutical Co. Ltd.	696,190	$10,779,954
Hypera S.A.	737,124	4,839,792
Ipca Laboratories Ltd.	2,191,545	32,514,826
Kalbe Farma Tbk PT	224,705,600	20,904,495
Santen Pharmaceutical Co. Ltd. (l)	1,547,200	15,704,008
Suzuken Co. Ltd./Aichi Japan (l)	339,200	10,394,694
		$95,137,769
Pollution Control – 0.8%
ALS Ltd.	1,637,580	$14,011,404
Daiseki Co. Ltd.	1,584,940	38,162,943
		$52,174,347
Precious Metals & Minerals – 0.6%
Agnico Eagle Mines Ltd.	667,756	$39,817,395
Printing & Publishing – 0.4%
China Literature Ltd. (a)	2,235,200	$7,467,897
Wolters Kluwer N.V.	108,148	16,941,278
		$24,409,175
Railroad & Shipping – 0.3%
Sankyu, Inc. (l)	610,100	$21,045,992
Real Estate – 3.8%
Aldar Properties PJSC	9,738,995	$14,798,446
Big Yellow Group PLC, REIT	1,000,371	13,434,258
CapitaLand India Trusts IEU, REIT	22,830,059	17,753,425
CapitaLand Investment Ltd.	14,607,900	28,994,017
Cedar Woods Properties Ltd.	2,256,844	7,059,227
City Developments Ltd.	2,898,600	12,558,274
Embassy Office Parks REIT	3,371,200	14,939,951
LEG Immobilien SE	531,075	45,595,382
Midland Holdings Ltd. (a)(h)	43,113,000	5,398,145
Rural Funds Group, REIT	5,967,623	8,127,595
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Shaftesbury Capital PLC, REIT	4,450,039	$8,104,778
Swire Properties Ltd.	11,967,000	25,136,067
TAG Immobilien AG (a)	253,019	3,459,889
Unite Group PLC, REIT	3,147,607	38,853,517
		$244,212,971
Restaurants – 2.2%
Cafe de Coral Holdings Ltd.	16,092,000	$16,468,451
Domino's Pizza Enterprises Ltd.	412,886	11,674,390
Greggs PLC	1,220,373	44,268,044
Pluxee N.V. (a)	591,892	17,496,618
Sodexo	608,323	52,161,871
		$142,069,374
Specialty Chemicals – 4.4%
Air Water, Inc.	783,300	$12,392,677
Croda International PLC	677,375	41,909,593
Essentra PLC	12,777,311	28,351,061
Japan Pure Chemical Co. Ltd.	41,700	840,170
Kureha Corp. (l)	411,000	7,376,714
Nihon Parkerizing Co. Ltd.	1,049,600	8,542,127
Nitto Denko Corp. (l)	77,000	7,009,248
NOF Corp.	960,000	13,225,525
Sika AG	89,775	26,737,889
SK KAKEN Co. Ltd.	590,500	30,660,127
Symrise AG	835,071	99,956,670
Taisei Lamick Co. Ltd.	219,800	4,332,694
		$281,334,495
Specialty Stores – 1.8%
Just Eat Takeaway.com (a)	823,542	$12,205,915
Just Eat Takeaway.com (a)(l)	75,723	1,124,903
Kitanotatsujin Corp. (l)	1,132,600	1,541,258
Multiplan Empreendimentos Imobiliarios S.A.	3,773,398	19,252,952
Nick Scali Ltd.	1,081,696	10,855,263
Nishimatsuya Chain Co. Ltd.	1,316,100	21,630,709
Shimamura Co. Ltd.	105,600	6,044,550
ZOZO, Inc.	1,689,900	42,487,511
		$115,143,061
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.3%
Cellnex Telecom S.A.	1,421,081	$50,240,777
Etihad Etisalat Co.	1,366,462	19,091,483
Infrastrutture Wireless Italiane S.p.A.	1,249,006	14,189,071
		$83,521,331
Telephone Services – 0.4%
Helios Towers PLC (a)	3,910,243	$4,683,612
Hellenic Telecommunications Organization S.A.	1,037,138	15,295,587
NOS, SGPS S.A.	2,166,413	8,474,813
		$28,454,012
Trucking – 1.0%
Freightways Group Ltd.	2,282,376	$12,067,909
Hamakyorex Co. Ltd.	114,900	2,922,216
Seino Holdings Co. Ltd.	1,375,400	19,216,349
SG Holdings Co. Ltd.	1,043,800	13,121,624
Trancom Co. Ltd.	95,100	3,788,169
Yamato Holdings Co. Ltd.	844,600	12,040,209
		$63,156,476
Utilities - Electric Power – 0.6%
CESC Ltd.	25,341,562	$36,962,933
Utilities - Water – 0.1%
Aguas Andinas S.A., “A”	27,285,184	$7,964,688
Total Common Stocks (Identified Cost, $5,106,645,305)		$6,057,109,878
Preferred Stocks – 0.1%
Metals & Mining – 0.1%
Gerdau S.A. (Identified Cost, $4,884,128)	1,474,525	$6,526,788
Investment Companies (h) – 5.3%
Money Market Funds – 5.3%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $344,256,431)	344,252,428	$344,321,279
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j) (Identified Cost, $18,971,656)	18,971,656	$18,971,656

Other Assets, Less Liabilities – 0.3%		17,183,471
Net Assets – 100.0%		$6,444,113,072

(a)	Non-income producing security.
16

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $453,103,319 and $5,973,826,282, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See Notes to Financial Statements
17

Financial Statements
Statement of Assets and Liabilities
At 3/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $120,038,716 of securities on loan (identified cost, $5,002,575,250)	$5,973,826,282
Investments in affiliated issuers, at value (identified cost, $472,182,270)	453,103,319
Cash	4,104,526
Foreign currency, at value (identified cost, $488,589)	488,645
Receivables for
Investments sold	7,609,974
Fund shares sold	3,917,594
Interest and dividends	33,860,060
Other assets	20,208
Total assets	$6,476,930,608
Liabilities
Payables for
Fund shares reacquired	$2,629,967
Collateral for securities loaned, at value (c)	18,971,656
Payable to affiliates
Investment adviser	753,092
Administrative services fee	8,421
Shareholder servicing costs	611,113
Distribution and service fees	26,083
Payable for independent Trustees' compensation	19,451
Deferred foreign capital gains tax expense payable	8,959,627
Accrued expenses and other liabilities	838,126
Total liabilities	$32,817,536
Net assets	$6,444,113,072
Net assets consist of
Paid-in capital	$5,346,692,645
Total distributable earnings (loss)	1,097,420,427
Net assets	$6,444,113,072
Shares of beneficial interest outstanding	201,106,565

(c)	Non-cash collateral is not included.
18

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$578,582,900	18,650,044	$31.02
Class B	998,775	33,555	29.77
Class C	9,219,478	318,126	28.98
Class I	623,364,566	19,358,581	32.20
Class R1	1,402,589	50,396	27.83
Class R2	15,776,465	526,982	29.94
Class R3	110,189,283	3,596,742	30.64
Class R4	92,462,532	2,986,211	30.96
Class R6	5,012,116,484	155,585,928	32.21

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.91 [100 / 94.25 x $31.02]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
19

Financial Statements
Statement of Operations
Six months ended 3/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$56,084,359
Dividends from affiliated issuers	7,380,465
Income on securities loaned	115,043
Other	386
Foreign taxes withheld	(5,508,809)
Total investment income	$58,071,444
Expenses
Management fee	$27,125,033
Distribution and service fees	942,231
Shareholder servicing costs	1,169,332
Administrative services fee	307,221
Independent Trustees' compensation	53,640
Custodian fee	746,305
Shareholder communications	103,077
Audit and tax fees	43,003
Legal fees	16,796
Reduction of tax reclaim recovery expenses	(261,065)
Miscellaneous	132,425
Total expenses	$30,377,998
Fees paid indirectly	(7,810)
Reduction of expenses by investment adviser and distributor	(403,083)
Net expenses	$29,967,105
Net investment income (loss)	$28,104,339
20

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $4,191,816 foreign capital gains tax)	$188,614,473
Affiliated issuers	311,014
Foreign currency	(123,542)
Net realized gain (loss)	$188,801,945
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $2,789,144 increase in deferred foreign capital gains tax)	$499,520,161
Affiliated issuers	11,058,390
Translation of assets and liabilities in foreign currencies	171,414
Net unrealized gain (loss)	$510,749,965
Net realized and unrealized gain (loss)	$699,551,910
Change in net assets from operations	$727,656,249
See Notes to Financial Statements
21

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/24	9/30/23
Change in net assets
From operations
Net investment income (loss)	$28,104,339	$105,884,157
Net realized gain (loss)	188,801,945	136,968,233
Net unrealized gain (loss)	510,749,965	708,314,606
Change in net assets from operations	$727,656,249	$951,166,996
Total distributions to shareholders	$(261,403,372)	$(338,663,183)
Change in net assets from fund share transactions	$(57,425,782)	$(106,451,841)
Total change in net assets	$408,827,095	$506,051,972
Net assets
At beginning of period	6,035,285,977	5,529,234,005
At end of period	$6,444,113,072	$6,035,285,977
See Notes to Financial Statements
22

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$28.79	$25.99	$38.59	$33.91	$32.56	$35.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.40	$0.27	$0.27	$0.13	$0.29
Net realized and unrealized gain (loss)	3.35	3.98	(11.06)	5.80	2.09	(0.82)
Total from investment operations	$3.43	$4.38	$(10.79)	$6.07	$2.22	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.14)	$(0.37)	$(0.03)	$(0.35)	$(0.20)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)
Total distributions declared to shareholders	$(1.20)	$(1.58)	$(1.81)	$(1.39)	$(0.87)	$(1.91)
Net asset value, end of period (x)	$31.02	$28.79	$25.99	$38.59	$33.91	$32.56
Total return (%) (r)(s)(t)(x)	12.11(n)	17.04	(29.31)	18.25	6.83	(0.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31(a)	1.33	1.30	1.28	1.29	1.29
Expenses after expense reductions (f)	1.30(a)	1.31	1.28	1.27	1.28	1.28
Net investment income (loss)	0.56(a)(l)	1.37	0.84	0.73	0.39	0.90
Portfolio turnover	9(n)	9	12	11	25	14
Net assets at end of period (000 omitted)	$578,583	$556,514	$546,845	$885,605	$871,605	$1,015,817
See Notes to Financial Statements
23

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$27.42	$24.87	$36.95	$32.73	$31.42	$33.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.14	$0.00(w)	$(0.04)	$(0.13)	$0.04
Net realized and unrealized gain (loss)	3.22	3.85	(10.59)	5.62	2.02	(0.77)
Total from investment operations	$3.18	$3.99	$(10.59)	$5.58	$1.89	$(0.73)
Less distributions declared to shareholders
From net investment income	$(0.13)	$—	$(0.05)	$—	$(0.06)	$—
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)
Total distributions declared to shareholders	$(0.83)	$(1.44)	$(1.49)	$(1.36)	$(0.58)	$(1.71)
Net asset value, end of period (x)	$29.77	$27.42	$24.87	$36.95	$32.73	$31.42
Total return (%) (r)(s)(t)(x)	11.72(n)	16.17	(29.85)	17.37	6.03	(1.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.07	2.05	2.03	2.04	2.04
Expenses after expense reductions (f)	2.05(a)	2.06	2.03	2.02	2.03	2.03
Net investment income (loss)	(0.29)(a)(l)	0.50	0.01	(0.11)	(0.43)	0.12
Portfolio turnover	9(n)	9	12	11	25	14
Net assets at end of period (000 omitted)	$999	$1,414	$2,151	$5,180	$5,875	$9,834
See Notes to Financial Statements
24

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$26.81	$24.35	$36.17	$32.06	$30.80	$33.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.15	$0.01	$(0.05)	$(0.12)	$0.03
Net realized and unrealized gain (loss)	3.13	3.75	(10.38)	5.52	1.98	(0.76)
Total from investment operations	$3.10	$3.90	$(10.37)	$5.47	$1.86	$(0.73)
Less distributions declared to shareholders
From net investment income	$(0.23)	$—	$(0.01)	$—	$(0.08)	$—
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)
Total distributions declared to shareholders	$(0.93)	$(1.44)	$(1.45)	$(1.36)	$(0.60)	$(1.71)
Net asset value, end of period (x)	$28.98	$26.81	$24.35	$36.17	$32.06	$30.80
Total return (%) (r)(s)(t)(x)	11.71(n)	16.15	(29.84)	17.39	6.04	(1.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.07	2.05	2.03	2.04	2.04
Expenses after expense reductions (f)	2.05(a)	2.06	2.03	2.02	2.03	2.03
Net investment income (loss)	(0.25)(a)(l)	0.54	0.03	(0.14)	(0.40)	0.10
Portfolio turnover	9(n)	9	12	11	25	14
Net assets at end of period (000 omitted)	$9,219	$10,656	$14,755	$30,413	$42,312	$60,916
See Notes to Financial Statements
25

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$29.87	$26.92	$39.91	$35.02	$33.59	$36.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.48	$0.37	$0.35	$0.18	$0.39
Net realized and unrealized gain (loss)	3.49	4.13	(11.44)	6.02	2.21	(0.86)
Total from investment operations	$3.61	$4.61	$(11.07)	$6.37	$2.39	$(0.47)
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.22)	$(0.48)	$(0.12)	$(0.44)	$(0.29)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)
Total distributions declared to shareholders	$(1.28)	$(1.66)	$(1.92)	$(1.48)	$(0.96)	$(2.00)
Net asset value, end of period (x)	$32.20	$29.87	$26.92	$39.91	$35.02	$33.59
Total return (%) (r)(s)(t)(x)	12.27(n)	17.31	(29.13)	18.54	7.12	(0.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06(a)	1.08	1.05	1.03	1.04	1.04
Expenses after expense reductions (f)	1.05(a)	1.06	1.03	1.02	1.03	1.03
Net investment income (loss)	0.79(a)(l)	1.58	1.08	0.91	0.55	1.18
Portfolio turnover	9(n)	9	12	11	25	14
Net assets at end of period (000 omitted)	$623,365	$641,010	$734,605	$1,235,625	$1,230,970	$2,049,197
See Notes to Financial Statements
26

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$25.87	$23.54	$35.12	$31.16	$30.01	$32.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.15	$0.03	$(0.02)	$(0.13)	$0.04
Net realized and unrealized gain (loss)	3.00	3.62	(10.05)	5.34	1.94	(0.76)
Total from investment operations	$2.98	$3.77	$(10.02)	$5.32	$1.81	$(0.72)
Less distributions declared to shareholders
From net investment income	$(0.32)	$—	$(0.12)	$—	$(0.14)	$—
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)
Total distributions declared to shareholders	$(1.02)	$(1.44)	$(1.56)	$(1.36)	$(0.66)	$(1.71)
Net asset value, end of period (x)	$27.83	$25.87	$23.54	$35.12	$31.16	$30.01
Total return (%) (r)(s)(t)(x)	11.70(n)	16.15	(29.84)	17.41	6.03	(1.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.08	2.05	2.03	2.04	2.04
Expenses after expense reductions (f)	2.05(a)	2.06	2.03	2.02	2.03	2.03
Net investment income (loss)	(0.18)(a)(l)	0.58	0.11	(0.07)	(0.45)	0.14
Portfolio turnover	9(n)	9	12	11	25	14
Net assets at end of period (000 omitted)	$1,403	$1,278	$1,196	$1,658	$1,622	$2,320
See Notes to Financial Statements
27

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$27.79	$25.13	$37.36	$32.92	$31.63	$34.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.32	$0.19	$0.15	$0.01	$0.22
Net realized and unrealized gain (loss)	3.24	3.85	(10.71)	5.65	2.07	(0.81)
Total from investment operations	$3.28	$4.17	$(10.52)	$5.80	$2.08	$(0.59)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.07)	$(0.27)	$—	$(0.27)	$(0.09)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)
Total distributions declared to shareholders	$(1.13)	$(1.51)	$(1.71)	$(1.36)	$(0.79)	$(1.80)
Net asset value, end of period (x)	$29.94	$27.79	$25.13	$37.36	$32.92	$31.63
Total return (%) (r)(s)(t)(x)	11.99(n)	16.73	(29.48)	17.95	6.58	(1.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.58	1.55	1.53	1.54	1.54
Expenses after expense reductions (f)	1.55(a)	1.56	1.53	1.52	1.53	1.53
Net investment income (loss)	0.30(a)(l)	1.12	0.60	0.42	0.03	0.71
Portfolio turnover	9(n)	9	12	11	25	14
Net assets at end of period (000 omitted)	$15,776	$15,234	$14,568	$24,443	$24,546	$43,493
See Notes to Financial Statements
28

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$28.44	$25.69	$38.19	$33.58	$32.25	$34.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.40	$0.26	$0.29	$0.13	$0.29
Net realized and unrealized gain (loss)	3.32	3.93	(10.92)	5.72	2.08	(0.83)
Total from investment operations	$3.40	$4.33	$(10.66)	$6.01	$2.21	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.14)	$(0.40)	$(0.04)	$(0.36)	$(0.19)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)
Total distributions declared to shareholders	$(1.20)	$(1.58)	$(1.84)	$(1.40)	$(0.88)	$(1.90)
Net asset value, end of period (x)	$30.64	$28.44	$25.69	$38.19	$33.58	$32.25
Total return (%) (r)(s)(t)(x)	12.14(n)	17.05	(29.32)	18.25	6.86	(0.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31(a)	1.33	1.30	1.28	1.29	1.29
Expenses after expense reductions (f)	1.30(a)	1.31	1.28	1.27	1.28	1.28
Net investment income (loss)	0.56(a)(l)	1.37	0.79	0.78	0.42	0.92
Portfolio turnover	9(n)	9	12	11	25	14
Net assets at end of period (000 omitted)	$110,189	$105,551	$109,712	$201,807	$142,713	$132,789
See Notes to Financial Statements
29

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$28.78	$25.98	$38.57	$33.89	$32.54	$35.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.47	$0.34	$0.32	$0.21	$0.36
Net realized and unrealized gain (loss)	3.34	3.99	(11.04)	5.84	2.10	(0.82)
Total from investment operations	$3.46	$4.46	$(10.70)	$6.16	$2.31	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.22)	$(0.45)	$(0.12)	$(0.44)	$(0.29)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)
Total distributions declared to shareholders	$(1.28)	$(1.66)	$(1.89)	$(1.48)	$(0.96)	$(2.00)
Net asset value, end of period (x)	$30.96	$28.78	$25.98	$38.57	$33.89	$32.54
Total return (%) (r)(s)(t)(x)	12.23(n)	17.38	(29.16)	18.56	7.10	(0.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06(a)	1.08	1.05	1.03	1.04	1.04
Expenses after expense reductions (f)	1.05(a)	1.06	1.03	1.02	1.03	1.03
Net investment income (loss)	0.83(a)(l)	1.60	1.02	0.85	0.66	1.14
Portfolio turnover	9(n)	9	12	11	25	14
Net assets at end of period (000 omitted)	$92,463	$84,612	$82,390	$182,567	$260,005	$276,550
See Notes to Financial Statements
30

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$29.91	$26.95	$39.97	$35.06	$33.64	$36.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.54	$0.43	$0.42	$0.28	$0.44
Net realized and unrealized gain (loss)	3.48	4.13	(11.48)	6.02	2.13	(0.87)
Total from investment operations	$3.63	$4.67	$(11.05)	$6.44	$2.41	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.27)	$(0.53)	$(0.17)	$(0.47)	$(0.33)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)
Total distributions declared to shareholders	$(1.33)	$(1.71)	$(1.97)	$(1.53)	$(0.99)	$(2.04)
Net asset value, end of period (x)	$32.21	$29.91	$26.95	$39.97	$35.06	$33.64
Total return (%) (r)(s)(t)(x)	12.33(n)	17.52	(29.06)	18.74	7.20	(0.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91(a)	0.93	0.91	0.90	0.92	0.92
Expenses after expense reductions (f)	0.90(a)	0.92	0.90	0.89	0.91	0.91
Net investment income (loss)	0.97(a)(l)	1.79	1.26	1.08	0.84	1.34
Portfolio turnover	9(n)	9	12	11	25	14
Net assets at end of period (000 omitted)	$5,012,116	$4,619,017	$4,023,013	$5,635,101	$4,191,916	$3,385,991

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
31

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the
32

Notes to Financial Statements (unaudited) - continued
Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
33

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,700,906,274	$—	$—	$1,700,906,274
United Kingdom	769,487,945	—	—	769,487,945
Australia	392,149,046	—	—	392,149,046
Germany	363,054,495	—	—	363,054,495
France	265,989,907	—	—	265,989,907
Taiwan	240,481,456	—	—	240,481,456
India	231,211,083	—	—	231,211,083
Hong Kong	205,462,690	—	—	205,462,690
South Korea	193,649,036	—	—	193,649,036
Other Countries	1,600,044,644	101,200,090	0	1,701,244,734
Mutual Funds	363,292,935	—	—	363,292,935
Total	$6,325,729,511	$101,200,090	$0	$6,426,929,601
For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2024, the fund held one level 3 security valued at $0, which was also held and valued at $0 at September 30, 2023.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash
34

Notes to Financial Statements (unaudited) - continued
and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $120,038,716. The fair value of the fund's investment securities on loan and a related liability of $18,971,656 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $111,575,090 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
35

Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the six months ended March 31, 2024, estimated professional fees associated with recovering these foreign taxes accrued for in the prior year were reduced by $261,065 pursuant to agreed upon limitations and are reflected as Reduction of tax reclaim recovery expenses in the Statement of Operations.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
36

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/23
Ordinary income (including any short-term capital gains)	$49,150,638
Long-term capital gains	289,512,545
Total distributions	$338,663,183
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/24
Cost of investments	$5,517,849,639
Gross appreciation	1,611,836,518
Gross depreciation	(702,756,556)
Net unrealized appreciation (depreciation)	$909,079,962
As of 9/30/23
Undistributed ordinary income	119,850,221
Undistributed long-term capital gain	123,006,114
Other temporary differences	(7,401,052)
Net unrealized appreciation (depreciation)	395,712,267
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/24	Year ended 9/30/23
Class A	$22,642,807	$32,274,365
Class B	31,987	107,835
Class C	326,404	743,169
Class I	26,237,805	41,319,509
Class R1	51,343	74,775
Class R2	610,158	865,845
Class R3	4,341,117	7,008,148
Class R4	3,734,442	5,175,642
Class R6	203,427,309	251,093,895
Total	$261,403,372	$338,663,183
37

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2025. For the six months ended March 31, 2024, this management fee reduction amounted to $403,010, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2024 was equivalent to an annual effective rate of 0.86% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,118 for the six months ended March 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
38

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 706,323
Class B	0.75%	0.25%	1.00%	1.00%	5,710
Class C	0.75%	0.25%	1.00%	1.00%	49,313
Class R1	0.75%	0.25%	1.00%	1.00%	6,701
Class R2	0.25%	0.25%	0.50%	0.50%	38,961
Class R3	—	0.25%	0.25%	0.25%	135,223
Total Distribution and Service Fees					$942,231
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2024, this rebate amounted to $67 and $6 for Class A and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2024, were as follows:
Amount
Class A	$68
Class B	291
Class C	190
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2024, the fee was $58,940, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,110,392.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
39

Notes to Financial Statements (unaudited) - continued
services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2024 was equivalent to an annual effective rate of 0.0099% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended March 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,623,154. The sales transactions resulted in net realized gains (losses) of $102,691.
(4) Portfolio Securities
For the six months ended March 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $521,538,169 and $898,632,185, respectively.
40

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	453,590	$13,520,045	848,578	$24,740,833
Class B	9	250	22	600
Class C	3,927	109,280	11,817	323,049
Class I	864,576	26,096,306	1,905,649	56,905,922
Class R1	2,930	78,085	7,217	190,804
Class R2	28,611	821,714	61,654	1,749,778
Class R3	163,386	4,822,394	645,054	18,305,933
Class R4	346,920	10,261,876	470,453	13,796,333
Class R6	2,747,356	83,988,760	13,323,415	408,228,786
	4,611,305	$139,698,710	17,273,859	$524,242,038
Shares issued to shareholders in reinvestment of distributions
Class A	674,654	$20,097,952	1,033,398	$28,862,801
Class B	1,117	31,987	4,028	107,835
Class C	11,515	321,146	27,964	731,889
Class I	768,752	23,754,428	1,336,675	38,656,651
Class R1	1,917	51,343	2,961	74,775
Class R2	21,077	606,392	31,871	861,149
Class R3	147,557	4,341,117	254,010	7,008,147
Class R4	112,212	3,333,815	168,193	4,685,843
Class R6	6,436,836	198,898,232	8,359,122	241,745,799
	8,175,637	$251,436,412	11,218,222	$322,734,889
Shares reacquired
Class A	(1,807,994)	$(53,631,926)	(3,594,738)	$(104,513,846)
Class B	(19,140)	(531,893)	(38,966)	(1,078,132)
Class C	(94,749)	(2,613,494)	(248,408)	(6,689,170)
Class I	(3,732,257)	(114,808,099)	(9,078,106)	(273,108,797)
Class R1	(3,838)	(101,750)	(11,605)	(306,784)
Class R2	(70,886)	(2,031,501)	(125,135)	(3,534,767)
Class R3	(425,462)	(12,572,990)	(1,458,409)	(42,769,272)
Class R4	(413,246)	(12,322,442)	(869,046)	(25,143,686)
Class R6	(8,026,177)	(249,946,809)	(16,515,864)	(496,284,314)
	(14,593,749)	$(448,560,904)	(31,940,277)	$(953,428,768)
41

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Net change
Class A	(679,750)	$(20,013,929)	(1,712,762)	$(50,910,212)
Class B	(18,014)	(499,656)	(34,916)	(969,697)
Class C	(79,307)	(2,183,068)	(208,627)	(5,634,232)
Class I	(2,098,929)	(64,957,365)	(5,835,782)	(177,546,224)
Class R1	1,009	27,678	(1,427)	(41,205)
Class R2	(21,198)	(603,395)	(31,610)	(923,840)
Class R3	(114,519)	(3,409,479)	(559,345)	(17,455,192)
Class R4	45,886	1,273,249	(230,400)	(6,661,510)
Class R6	1,158,015	32,940,183	5,166,673	153,690,271
	(1,806,807)	$(57,425,782)	(3,448,196)	$(106,451,841)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 60%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.  Effective at the close of business on November 29, 2019, purchases of the fund were closed to new investors subject to certain exceptions.  Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
42

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended March 31, 2024, the fund’s commitment fee and interest expense were $15,919 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$26,475,055	$—	$—	$—	$5,219,352	$31,694,407
MFS Institutional Money Market Portfolio	276,572,732	948,993,062	881,259,460	(3,679)	18,624	344,321,279
Midland Holdings Ltd.	3,358,332	—	—	—	2,039,813	5,398,145
PCA Corp.	11,308,025	—	—	—	4,697,357	16,005,382
T. Hasegawa Co. Ltd.	63,849,170	—	7,563,001	314,693	(916,756)	55,684,106
	$381,563,314	$948,993,062	$888,822,461	$311,014	$11,058,390	$453,103,319

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	6,352,083	—
Midland Holdings Ltd.	—	—
PCA Corp.	515,647	—
T. Hasegawa Co. Ltd.	512,735	—
	$7,380,465	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
43

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
44

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
45

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
March 31, 2024
MFS®  Research Fund
MFR-SEM

MFS® Research Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	8.8%
Amazon.com, Inc.	4.3%
Alphabet, Inc., “A”	3.7%
NVIDIA Corp.	3.5%
Meta Platforms, Inc., “A”	3.2%
Apple, Inc.	2.9%
Visa, Inc., “A”	2.6%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.9%
Eli Lilly & Co.	1.6%
Global equity sectors (k)
Technology	36.0%
Health Care	13.1%
Financial Services	13.0%
Capital Goods	12.4%
Consumer Cyclicals	12.2%
Energy	6.4%
Consumer Staples	4.3%
Telecommunications/Cable Television	1.9%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2023 through March 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.78%	$1,000.00	$1,239.71	$4.37
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
B	Actual	1.53%	$1,000.00	$1,235.07	$8.55
	Hypothetical (h)	1.53%	$1,000.00	$1,017.35	$7.72
C	Actual	1.53%	$1,000.00	$1,234.98	$8.55
	Hypothetical (h)	1.53%	$1,000.00	$1,017.35	$7.72
I	Actual	0.53%	$1,000.00	$1,241.22	$2.97
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
R1	Actual	1.53%	$1,000.00	$1,235.06	$8.55
	Hypothetical (h)	1.53%	$1,000.00	$1,017.35	$7.72
R2	Actual	1.03%	$1,000.00	$1,238.04	$5.76
	Hypothetical (h)	1.03%	$1,000.00	$1,019.85	$5.20
R3	Actual	0.78%	$1,000.00	$1,239.71	$4.37
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
R4	Actual	0.53%	$1,000.00	$1,241.26	$2.97
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
R6	Actual	0.47%	$1,000.00	$1,241.75	$2.63
	Hypothetical (h)	0.47%	$1,000.00	$1,022.65	$2.38
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).
3

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 2.9%
Boeing Co. (a)	253,723	$48,966,002
General Dynamics Corp.	162,878	46,011,406
Honeywell International, Inc.	268,761	55,163,195
Howmet Aerospace, Inc.	665,925	45,569,248
Leidos Holdings, Inc.	291,542	38,218,241
		$233,928,092
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	154,466	$41,977,680
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	611,087	$57,429,956
Automotive – 0.4%
Aptiv PLC (a)	406,156	$32,350,325
Broadcasting – 1.3%
Walt Disney Co.	855,546	$104,684,609
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	1,106,484	$80,043,053
CME Group, Inc.	309,279	66,584,676
		$146,627,729
Business Services – 2.4%
Accenture PLC, “A”	335,894	$116,424,219
TransUnion	595,635	47,531,673
Tyler Technologies, Inc. (a)	63,988	27,195,540
		$191,151,432
Cable TV – 0.5%
Cable One, Inc.	100,343	$42,458,134
Computer Software – 12.5%
Cadence Design Systems, Inc. (a)	343,451	$106,909,427
Microsoft Corp. (s)	1,681,698	707,523,983
Palo Alto Networks, Inc. (a)	121,581	34,544,809
Salesforce, Inc.	507,638	152,890,413
		$1,001,868,632
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.2%
Apple, Inc. (s)	1,377,014	$236,130,361
Constellation Software, Inc.	27,872	76,133,328
HubSpot, Inc. (a)	51,748	32,423,227
ServiceNow, Inc. (a)	95,563	72,857,231
		$417,544,147
Construction – 2.3%
AZEK Co., Inc. (a)	702,675	$35,288,338
Sherwin-Williams Co.	170,439	59,198,578
Summit Materials, Inc., “A” (a)	1,218,744	54,319,420
Vulcan Materials Co.	138,115	37,694,346
		$186,500,682
Consumer Products – 1.4%
Colgate-Palmolive Co.	595,729	$53,645,396
International Flavors & Fragrances, Inc.	325,382	27,979,598
Kenvue, Inc.	1,341,432	28,787,131
		$110,412,125
Consumer Services – 0.7%
Booking Holdings, Inc.	15,847	$57,491,014
Electrical Equipment – 1.1%
Johnson Controls International PLC	726,639	$47,464,060
TE Connectivity Ltd.	277,855	40,355,660
		$87,819,720
Electronics – 7.3%
Applied Materials, Inc.	370,227	$76,351,914
Lam Research Corp.	83,477	81,103,749
Marvell Technology, Inc.	1,115,665	79,078,335
NVIDIA Corp.	309,104	279,294,010
NXP Semiconductors N.V.	291,744	72,285,411
		$588,113,419
Energy - Independent – 3.7%
ConocoPhillips	975,287	$124,134,529
Diamondback Energy, Inc.	267,164	52,943,890
Hess Corp.	452,520	69,072,653
Valero Energy Corp.	270,246	46,128,290
		$292,279,362
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.8%
General Mills, Inc.	290,885	$20,353,223
Mondelez International, Inc.	730,737	51,151,590
PepsiCo, Inc.	434,751	76,085,773
		$147,590,586
Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	199,319	$50,290,177
General Merchandise – 0.3%
Five Below, Inc. (a)	139,517	$25,305,594
Health Maintenance Organizations – 1.4%
Cigna Group	304,027	$110,419,566
Insurance – 2.7%
Aon PLC	208,200	$69,480,504
Chubb Ltd.	402,478	104,294,124
Willis Towers Watson PLC	159,687	43,913,925
		$217,688,553
Internet – 8.6%
Alphabet, Inc., “A” (a)(s)	1,960,958	$295,967,391
Alphabet, Inc., “C” (a)	589,982	89,830,659
Gartner, Inc. (a)	109,408	52,151,511
Meta Platforms, Inc., “A”	521,615	253,285,812
		$691,235,373
Leisure & Toys – 0.6%
Electronic Arts, Inc.	348,897	$46,288,165
Machinery & Tools – 2.8%
Eaton Corp. PLC	208,970	$65,340,740
Ingersoll Rand, Inc.	591,415	56,154,854
Regal Rexnord Corp.	238,407	42,937,101
Wabtec Corp.	391,278	57,001,379
		$221,434,074
Major Banks – 4.0%
JPMorgan Chase & Co.	873,929	$175,047,979
Morgan Stanley	727,035	68,457,615
PNC Financial Services Group, Inc.	495,395	80,055,832
		$323,561,426
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	138,928	$46,672,862
McKesson Corp.	113,273	60,810,610
		$107,483,472
Medical Equipment – 4.7%
Agilent Technologies, Inc.	522,211	$75,986,923
Becton, Dickinson and Co.	250,898	62,084,710
Boston Scientific Corp. (a)	1,077,351	73,787,770
Masimo Corp. (a)	231,579	34,007,376
Medtronic PLC	861,250	75,057,938
STERIS PLC	232,998	52,382,610
		$373,307,327
Oil Services – 0.5%
Schlumberger Ltd.	664,073	$36,397,841
Other Banks & Diversified Financials – 3.6%
Moody's Corp.	102,968	$40,469,513
Northern Trust Corp.	489,133	43,493,706
Visa, Inc., “A”	737,443	205,805,593
		$289,768,812
Pharmaceuticals – 5.8%
AbbVie, Inc.	579,066	$105,447,919
Eli Lilly & Co.	167,677	130,445,999
Johnson & Johnson	726,929	114,992,899
Pfizer, Inc.	1,793,607	49,772,594
Vertex Pharmaceuticals, Inc. (a)	147,648	61,718,340
		$462,377,751
Railroad & Shipping – 0.8%
Canadian Pacific Kansas City Ltd. (l)	716,782	$63,198,669
Real Estate – 0.8%
Extra Space Storage, Inc., REIT	256,394	$37,689,918
Jones Lang LaSalle, Inc. (a)	126,182	24,616,846
		$62,306,764
Restaurants – 0.9%
Starbucks Corp.	779,330	$71,222,969
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	173,216	$41,965,040
Corteva, Inc.	451,320	26,027,624
DuPont de Nemours, Inc.	736,392	56,459,175
		$124,451,839
Specialty Stores – 7.0%
Amazon.com, Inc. (a)(s)	1,912,411	$344,960,696
Home Depot, Inc.	279,281	107,132,192
Ross Stores, Inc.	380,810	55,887,676
Target Corp.	308,473	54,664,500
		$562,645,064
Telecommunications - Wireless – 1.4%
SBA Communications Corp., REIT	436,889	$94,673,847
T-Mobile USA, Inc.	110,260	17,996,637
		$112,670,484
Tobacco – 0.5%
Philip Morris International, Inc.	442,212	$40,515,463
Trucking – 0.6%
J.B. Hunt Transport Services, Inc.	235,891	$47,001,282
Utilities - Electric Power – 2.3%
Alliant Energy Corp.	733,543	$36,970,567
CMS Energy Corp.	317,231	19,141,719
Duke Energy Corp.	481,502	46,566,058
PG&E Corp.	2,798,215	46,898,083
PPL Corp.	1,214,660	33,439,590
		$183,016,017
Total Common Stocks (Identified Cost, $4,414,239,345)		$7,962,814,326

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	30,929	$0

8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $13,487,648)	13,487,614	$13,490,311
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j) (Identified Cost, $58,156,035)	58,156,035	$58,156,035

Other Assets, Less Liabilities – (0.2)%		(14,104,447)
Net Assets – 100.0%		$8,020,356,225

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,490,311 and $8,020,970,361, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At March 31, 2024, the fund had cash collateral of $378,362 and other liquid securities with an aggregate value of $14,376,666 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 3/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $56,878,732 of securities on loan (identified cost, $4,472,395,380)	$8,020,970,361
Investments in affiliated issuers, at value (identified cost, $13,487,648)	13,490,311
Cash	1,111,391
Deposits with brokers for
Securities sold short	378,362
Receivables for
Investments sold	63,917,816
Fund shares sold	6,951,308
Interest and dividends	5,217,621
Other assets	56,860
Total assets	$8,112,094,030
Liabilities
Payables for
Investments purchased	$20,111,211
Fund shares reacquired	9,641,909
Collateral for securities loaned, at value	58,156,035
Payable to affiliates
Investment adviser	458,155
Administrative services fee	8,421
Shareholder servicing costs	1,126,825
Distribution and service fees	60,908
Payable for independent Trustees' compensation	22,052
Accrued expenses and other liabilities	2,152,289
Total liabilities	$91,737,805
Net assets	$8,020,356,225
Net assets consist of
Paid-in capital	$4,157,265,573
Total distributable earnings (loss)	3,863,090,652
Net assets	$8,020,356,225
Shares of beneficial interest outstanding	134,146,309
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,518,512,393	25,827,351	$58.79
Class B	5,316,217	105,189	50.54
Class C	48,688,511	974,113	49.98
Class I	4,361,640,321	71,606,765	60.91
Class R1	3,930,301	80,878	48.60
Class R2	16,188,603	288,564	56.10
Class R3	32,175,009	553,435	58.14
Class R4	11,974,178	203,724	58.78
Class R6	2,021,930,692	34,506,290	58.60

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $62.38 [100 / 94.25 x $58.79]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 3/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$49,894,992
Dividends from affiliated issuers	1,258,937
Other	91,816
Income on securities loaned	46,178
Foreign taxes withheld	(144,094)
Total investment income	$51,147,829
Expenses
Management fee	$15,702,417
Distribution and service fees	2,102,582
Shareholder servicing costs	2,019,273
Administrative services fee	307,221
Independent Trustees' compensation	62,201
Custodian fee	112,450
Shareholder communications	84,798
Audit and tax fees	34,891
Legal fees	19,612
Dividend and interest expense on securities sold short	695,889
Interest expense and fees	19,285
Miscellaneous	131,663
Total expenses	$21,292,282
Fees paid indirectly	(3,063)
Reduction of expenses by distributor	(2,951)
Net expenses	$21,286,268
Net investment income (loss)	$29,861,561
12

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$356,777,476
Affiliated issuers	(6,704)
Securities sold short	5,124,421
Foreign currency	(1,602)
Net realized gain (loss)	$361,893,591
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,229,618,039
Affiliated issuers	(3,126)
Securities sold short	(9,156,003)
Translation of assets and liabilities in foreign currencies	418
Net unrealized gain (loss)	$1,220,459,328
Net realized and unrealized gain (loss)	$1,582,352,919
Change in net assets from operations	$1,612,214,480
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23
Change in net assets
From operations
Net investment income (loss)	$29,861,561	$65,161,694
Net realized gain (loss)	361,893,591	490,937,563
Net unrealized gain (loss)	1,220,459,328	596,534,776
Change in net assets from operations	$1,612,214,480	$1,152,634,033
Total distributions to shareholders	$(483,676,450)	$(512,700,968)
Change in net assets from fund share transactions	$(139,456,759)	$(396,517,039)
Total change in net assets	$989,081,271	$243,416,026
Net assets
At beginning of period	7,031,274,954	6,787,858,928
At end of period	$8,020,356,225	$7,031,274,954
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$50.69	$46.50	$58.66	$48.66	$44.50	$46.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.34	$0.29	$0.20	$0.33	$0.37
Net realized and unrealized gain (loss)	11.50	7.37	(9.17)	12.41	5.52	1.90
Total from investment operations	$11.66	$7.71	$(8.88)	$12.61	$5.85	$2.27
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.19)	$(0.28)	$(0.35)	$(0.28)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)
Total distributions declared to shareholders	$(3.56)	$(3.52)	$(3.28)	$(2.61)	$(1.69)	$(4.50)
Net asset value, end of period (x)	$58.79	$50.69	$46.50	$58.66	$48.66	$44.50
Total return (%) (r)(s)(t)(x)	23.95(n)	17.07	(16.34)	26.85	13.46	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.81	0.79	0.78	0.79	0.80
Expenses after expense reductions (f)	0.78(a)	0.81	0.78	0.78	0.78	0.79
Net investment income (loss)	0.59(a)	0.68	0.52	0.37	0.72	0.89
Portfolio turnover	10(n)	24	17	26	36	32
Net assets at end of period (000 omitted)	$1,518,512	$1,288,552	$1,198,757	$1,536,575	$1,290,401	$1,452,740
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.76(a)	0.76	0.76	0.76	0.77	0.77
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$43.91	$40.69	$51.91	$43.39	$39.84	$42.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.03)	$(0.12)	$(0.19)	$(0.01)	$0.05
Net realized and unrealized gain (loss)	9.93	6.43	(8.01)	11.04	4.93	1.66
Total from investment operations	$9.89	$6.40	$(8.13)	$10.85	$4.92	$1.71
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.03)	$(0.05)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)
Total distributions declared to shareholders	$(3.26)	$(3.18)	$(3.09)	$(2.33)	$(1.37)	$(4.27)
Net asset value, end of period (x)	$50.54	$43.91	$40.69	$51.91	$43.39	$39.84
Total return (%) (r)(s)(t)(x)	23.51(n)	16.18	(16.97)	25.91	12.61	5.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.56	1.53	1.53	1.54	1.55
Expenses after expense reductions (f)	1.53(a)	1.56	1.53	1.53	1.54	1.54
Net investment income (loss)	(0.16)(a)	(0.06)	(0.25)	(0.39)	(0.03)	0.14
Portfolio turnover	10(n)	24	17	26	36	32
Net assets at end of period (000 omitted)	$5,316	$5,386	$7,126	$12,047	$13,373	$17,765
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.51(a)	1.51	1.51	1.51	1.52	1.52
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$43.46	$40.30	$51.44	$43.02	$39.53	$42.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.03)	$(0.11)	$(0.19)	$(0.01)	$0.05
Net realized and unrealized gain (loss)	9.82	6.37	(7.94)	10.94	4.90	1.65
Total from investment operations	$9.78	$6.34	$(8.05)	$10.75	$4.89	$1.70
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.06)	$—
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)
Total distributions declared to shareholders	$(3.26)	$(3.18)	$(3.09)	$(2.33)	$(1.40)	$(4.22)
Net asset value, end of period (x)	$49.98	$43.46	$40.30	$51.44	$43.02	$39.53
Total return (%) (r)(s)(t)(x)	23.50(n)	16.19	(16.97)	25.90	12.62	5.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.56	1.54	1.53	1.55	1.55
Expenses after expense reductions (f)	1.53(a)	1.56	1.54	1.53	1.54	1.55
Net investment income (loss)	(0.16)(a)	(0.07)	(0.24)	(0.38)	(0.03)	0.13
Portfolio turnover	10(n)	24	17	26	36	32
Net assets at end of period (000 omitted)	$48,689	$44,532	$47,651	$68,140	$70,785	$71,371
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.51(a)	1.51	1.51	1.51	1.53	1.53
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$52.45	$48.01	$60.47	$50.09	$45.74	$48.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.48	$0.44	$0.35	$0.45	$0.49
Net realized and unrealized gain (loss)	11.91	7.61	(9.47)	12.77	5.70	1.93
Total from investment operations	$12.15	$8.09	$(9.03)	$13.12	$6.15	$2.42
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.47)	$(0.34)	$(0.41)	$(0.46)	$(0.49)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)
Total distributions declared to shareholders	$(3.69)	$(3.65)	$(3.43)	$(2.74)	$(1.80)	$(4.71)
Net asset value, end of period (x)	$60.91	$52.45	$48.01	$60.47	$50.09	$45.74
Total return (%) (r)(s)(t)(x)	24.12(n)	17.36	(16.15)	27.16	13.76	6.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.56	0.54	0.53	0.55	0.55
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.84(a)	0.93	0.77	0.62	0.97	1.13
Portfolio turnover	10(n)	24	17	26	36	32
Net assets at end of period (000 omitted)	$4,361,640	$3,701,927	$3,665,406	$4,577,919	$3,492,027	$2,835,696
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.51(a)	0.51	0.51	0.51	0.53	0.53
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$42.34	$39.38	$50.34	$42.14	$38.72	$41.37
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.03)	$(0.11)	$(0.18)	$(0.02)	$0.04
Net realized and unrealized gain (loss)	9.56	6.22	(7.76)	10.71	4.81	1.60
Total from investment operations	$9.52	$6.19	$(7.87)	$10.53	$4.79	$1.64
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$—	$—	$(0.03)	$(0.07)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)
Total distributions declared to shareholders	$(3.26)	$(3.23)	$(3.09)	$(2.33)	$(1.37)	$(4.29)
Net asset value, end of period (x)	$48.60	$42.34	$39.38	$50.34	$42.14	$38.72
Total return (%) (r)(s)(t)(x)	23.51(n)	16.20	(16.98)	25.92	12.62	5.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.56	1.54	1.53	1.54	1.55
Expenses after expense reductions (f)	1.53(a)	1.56	1.54	1.53	N/A	N/A
Net investment income (loss)	(0.16)(a)	(0.07)	(0.23)	(0.39)	(0.04)	0.12
Portfolio turnover	10(n)	24	17	26	36	32
Net assets at end of period (000 omitted)	$3,930	$3,329	$2,933	$3,416	$3,596	$4,187
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.51(a)	1.51	1.51	1.51	1.53	1.53
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$48.30	$44.44	$56.29	$46.78	$42.85	$45.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.21	$0.14	$0.06	$0.20	$0.25
Net realized and unrealized gain (loss)	10.97	7.04	(8.76)	11.92	5.33	1.82
Total from investment operations	$11.06	$7.25	$(8.62)	$11.98	$5.53	$2.07
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.14)	$(0.14)	$(0.26)	$(0.23)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)
Total distributions declared to shareholders	$(3.26)	$(3.39)	$(3.23)	$(2.47)	$(1.60)	$(4.45)
Net asset value, end of period (x)	$56.10	$48.30	$44.44	$56.29	$46.78	$42.85
Total return (%) (r)(s)(t)(x)	23.80(n)	16.78	(16.55)	26.53	13.19	6.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.06	1.04	1.03	1.04	1.05
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.34(a)	0.44	0.27	0.12	0.47	0.63
Portfolio turnover	10(n)	24	17	26	36	32
Net assets at end of period (000 omitted)	$16,189	$13,611	$32,036	$43,862	$19,726	$21,738
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.01(a)	1.02	1.01	1.02	1.03	1.03
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$50.16	$46.05	$58.12	$48.23	$44.12	$46.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.34	$0.28	$0.20	$0.32	$0.37
Net realized and unrealized gain (loss)	11.38	7.29	(9.08)	12.29	5.48	1.86
Total from investment operations	$11.54	$7.63	$(8.80)	$12.49	$5.80	$2.23
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.18)	$(0.27)	$(0.35)	$(0.35)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)
Total distributions declared to shareholders	$(3.56)	$(3.52)	$(3.27)	$(2.60)	$(1.69)	$(4.57)
Net asset value, end of period (x)	$58.14	$50.16	$46.05	$58.12	$48.23	$44.12
Total return (%) (r)(s)(t)(x)	23.97(n)	17.06	(16.34)	26.85	13.46	6.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.81	0.79	0.78	0.79	0.80
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.59(a)	0.68	0.52	0.37	0.72	0.88
Portfolio turnover	10(n)	24	17	26	36	32
Net assets at end of period (000 omitted)	$32,175	$35,981	$34,133	$43,493	$40,434	$44,941
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.76(a)	0.76	0.76	0.76	0.78	0.78
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$50.73	$46.55	$58.72	$48.71	$44.53	$46.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.47	$0.42	$0.34	$0.43	$0.47
Net realized and unrealized gain (loss)	11.51	7.37	(9.16)	12.40	5.55	1.88
Total from investment operations	$11.74	$7.84	$(8.74)	$12.74	$5.98	$2.35
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.48)	$(0.34)	$(0.40)	$(0.46)	$(0.48)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)
Total distributions declared to shareholders	$(3.69)	$(3.66)	$(3.43)	$(2.73)	$(1.80)	$(4.70)
Net asset value, end of period (x)	$58.78	$50.73	$46.55	$58.72	$48.71	$44.53
Total return (%) (r)(s)(t)(x)	24.13(n)	17.35	(16.13)	27.16	13.76	6.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.56	0.53	0.53	0.54	0.55
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.84(a)	0.94	0.76	0.62	0.97	1.13
Portfolio turnover	10(n)	24	17	26	36	32
Net assets at end of period (000 omitted)	$11,974	$9,985	$11,620	$16,260	$14,246	$16,869
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.51(a)	0.51	0.51	0.51	0.53	0.53
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$50.60	$46.44	$58.60	$48.62	$44.44	$46.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.50	$0.46	$0.38	$0.47	$0.50
Net realized and unrealized gain (loss)	11.49	7.35	(9.15)	12.37	5.53	1.86
Total from investment operations	$11.73	$7.85	$(8.69)	$12.75	$6.00	$2.36
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.51)	$(0.38)	$(0.44)	$(0.48)	$(0.52)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)
Total distributions declared to shareholders	$(3.73)	$(3.69)	$(3.47)	$(2.77)	$(1.82)	$(4.74)
Net asset value, end of period (x)	$58.60	$50.60	$46.44	$58.60	$48.62	$44.44
Total return (%) (r)(s)(t)(x)	24.18(n)	17.44	(16.09)	27.25	13.85	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.49	0.47	0.46	0.48	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.90(a)	1.00	0.84	0.68	1.04	1.19
Portfolio turnover	10(n)	24	17	26	36	32
Net assets at end of period (000 omitted)	$2,021,931	$1,927,972	$1,788,197	$2,180,565	$1,632,527	$1,433,024
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.45(a)	0.45	0.45	0.45	0.46	0.46

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or
24

Notes to Financial Statements (unaudited) - continued
exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar
25

Notes to Financial Statements (unaudited) - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,823,482,329	$—	$—	$7,823,482,329
Canada	139,331,997	0	—	139,331,997
Mutual Funds	71,646,346	—	—	71,646,346
Total	$8,034,460,672	$0	$—	$8,034,460,672
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2024, this expense amounted to $695,889. At March 31, 2024, the fund had no short sales outstanding.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
26

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $56,878,732. The fair value of the fund's investment securities on loan and a related liability of $58,156,035 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when
27

Notes to Financial Statements (unaudited) - continued
filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/23
Ordinary income (including any short-term capital gains)	$64,000,990
Long-term capital gains	448,699,978
Total distributions	$512,700,968
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/24
Cost of investments	$4,511,910,200
Gross appreciation	3,649,104,283
Gross depreciation	(126,553,811)
Net unrealized appreciation (depreciation)	$3,522,550,472
As of 9/30/23
Undistributed ordinary income	37,267,938
Undistributed long-term capital gain	395,194,468
Other temporary differences	(1,345)
Net unrealized appreciation (depreciation)	2,302,091,561
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared
28

Notes to Financial Statements (unaudited) - continued
separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/24	Year ended 9/30/23
Class A	$88,559,708	$89,561,564
Class B	372,810	513,792
Class C	3,186,820	3,591,652
Class I	256,180,197	271,873,886
Class R1	245,359	241,164
Class R2	905,053	2,320,635
Class R3	2,543,291	2,576,989
Class R4	721,929	909,091
Class R6	130,961,283	141,112,195
Total	$483,676,450	$512,700,968
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%
The management fee incurred for the six months ended March 31, 2024 was equivalent to an annual effective rate of 0.42% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,342 for the six months ended March 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
29

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,742,181
Class B	0.75%	0.25%	1.00%	1.00%	26,913
Class C	0.75%	0.25%	1.00%	1.00%	231,918
Class R1	0.75%	0.25%	1.00%	1.00%	18,010
Class R2	0.25%	0.25%	0.50%	0.50%	37,049
Class R3	—	0.25%	0.25%	0.25%	46,511
Total Distribution and Service Fees					$2,102,582
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2024, this rebate amounted to $2,947, $1, $2, and $1 for Class A, Class B, Class C, and Class R1 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2024, were as follows:
Amount
Class A	$393
Class B	375
Class C	1,422
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2024, the fee was $207,932, which equated to 0.0056% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,811,341.
30

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2024 was equivalent to an annual effective rate of 0.0082% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $482 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $770 at March 31, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended March 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $7,134,145.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2024, this reimbursement amounted to $91,816, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $706,578,781 and $1,325,874,690, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	532,628	$28,595,705	906,432	$44,851,432
Class B	1,288	58,866	68	2,850
Class C	53,904	2,481,339	81,565	3,497,465
Class I	5,485,709	307,010,792	10,539,224	539,599,456
Class R1	2,169	97,336	5,286	216,310
Class R2	13,768	698,291	95,531	4,585,182
Class R3	21,202	1,126,633	52,938	2,608,656
Class R4	9,450	512,859	26,663	1,317,928
Class R6	362,218	19,471,089	1,547,310	75,599,899
	6,482,336	$360,052,910	13,255,017	$672,279,178
Shares issued to shareholders in reinvestment of distributions
Class A	1,599,792	$82,949,226	1,748,944	$83,302,157
Class B	8,315	371,423	12,303	510,843
Class C	68,149	3,010,135	82,683	3,397,461
Class I	4,734,164	254,082,569	5,483,263	269,721,721
Class R1	5,712	245,359	6,025	241,164
Class R2	18,280	905,053	51,025	2,320,635
Class R3	49,606	2,543,291	54,667	2,576,989
Class R4	12,238	633,825	17,349	825,457
Class R6	2,495,913	128,863,975	2,931,232	139,028,313
	8,992,169	$473,604,856	10,387,491	$501,924,740
Shares reacquired
Class A	(1,726,955)	$(92,529,678)	(3,014,342)	$(149,559,449)
Class B	(27,068)	(1,259,505)	(64,870)	(2,803,020)
Class C	(172,655)	(7,936,178)	(322,045)	(13,738,300)
Class I	(9,192,310)	(513,625,203)	(21,786,678)	(1,118,367,833)
Class R1	(5,629)	(256,998)	(7,164)	(297,087)
Class R2	(25,307)	(1,288,214)	(585,679)	(27,994,526)
Class R3	(234,713)	(13,013,751)	(131,507)	(6,429,468)
Class R4	(14,805)	(808,729)	(96,813)	(4,936,517)
Class R6	(6,452,036)	(342,396,269)	(4,880,504)	(246,594,757)
	(17,851,478)	$(973,114,525)	(30,889,602)	$(1,570,720,957)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Net change
Class A	405,465	$19,015,253	(358,966)	$(21,405,860)
Class B	(17,465)	(829,216)	(52,499)	(2,289,327)
Class C	(50,602)	(2,444,704)	(157,797)	(6,843,374)
Class I	1,027,563	47,468,158	(5,764,191)	(309,046,656)
Class R1	2,252	85,697	4,147	160,387
Class R2	6,741	315,130	(439,123)	(21,088,709)
Class R3	(163,905)	(9,343,827)	(23,902)	(1,243,823)
Class R4	6,883	337,955	(52,801)	(2,793,132)
Class R6	(3,593,905)	(194,061,205)	(401,962)	(31,966,545)
	(2,376,973)	$(139,456,759)	(7,247,094)	$(396,517,039)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 8%, 6%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
33

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended March 31, 2024, the fund’s commitment fee and interest expense were $18,554 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,371,444	$519,684,323	$546,555,626	$(6,704)	$(3,126)	$13,490,311

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,258,937	$—
34

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
March 31, 2024
MFS®  Total Return Fund
MTR-SEM

MFS® Total Return Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
Goldman Sachs Group, Inc.	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Treasury Notes, 0.375%, 11/30/2025	2.4%
U.S. Treasury Note 5 yr Future - JUN 2024	2.1%
UMBS, TBA, 2.5%, 30 year (h)	2.0%
Charles Schwab Corp.	1.9%
U.S. Treasury Note 2 yr Future - JUN 2024	1.9%
Eaton Corp. PLC	1.8%
Microsoft Corp.	1.8%
Cigna Group	1.8%
Composition including fixed income credit quality (a)(i)
AAA	4.2%
AA	1.8%
A	4.8%
BBB	7.2%
CCC (o)	0.0%
U.S. Government	7.5%
Federal Agencies	12.2%
Not Rated	3.9%
Non-Fixed Income	61.4%
Cash & Cash Equivalents	0.9%
Other	(3.9)%
GICS equity sectors (g)
Financials	17.0%
Industrials	9.9%
Health Care	7.9%
Information Technology	6.9%
Communication Services	4.6%
Energy	3.9%
Consumer Staples	3.7%
Utilities	2.8%
Materials	2.4%
Consumer Discretionary	2.3%
Fixed income sectors (i)
Mortgage-Backed Securities	12.2%
Investment Grade Corporates	11.9%
U.S. Treasury Securities	11.3%
Collateralized Debt Obligations	3.3%
Commercial Mortgage-Backed Securities	1.8%
Asset-Backed Securities	0.7%
Municipal Bonds	0.3%
Emerging Markets Bonds	0.1%
Non-U.S. Government Bonds (o)	0.0%
U.S. Government Agencies (o)	0.0%

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(h)	UMBS may include both Fannie Mae and Freddie Mac securities.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2023 through March 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.72%	$1,000.00	$1,138.30	$3.85
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
B	Actual	1.47%	$1,000.00	$1,134.03	$7.84
	Hypothetical (h)	1.47%	$1,000.00	$1,017.65	$7.41
C	Actual	1.47%	$1,000.00	$1,134.30	$7.84
	Hypothetical (h)	1.47%	$1,000.00	$1,017.65	$7.41
I	Actual	0.47%	$1,000.00	$1,139.78	$2.51
	Hypothetical (h)	0.47%	$1,000.00	$1,022.65	$2.38
R1	Actual	1.47%	$1,000.00	$1,133.73	$7.84
	Hypothetical (h)	1.47%	$1,000.00	$1,017.65	$7.41
R2	Actual	0.97%	$1,000.00	$1,136.81	$5.18
	Hypothetical (h)	0.97%	$1,000.00	$1,020.15	$4.90
R3	Actual	0.72%	$1,000.00	$1,138.14	$3.85
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
R4	Actual	0.47%	$1,000.00	$1,140.06	$2.51
	Hypothetical (h)	0.47%	$1,000.00	$1,022.65	$2.38
R6	Actual	0.39%	$1,000.00	$1,140.14	$2.09
	Hypothetical (h)	0.39%	$1,000.00	$1,023.05	$1.97
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 60.7%
Aerospace & Defense – 1.9%
General Dynamics Corp.	120,580	$34,062,644
Honeywell International, Inc.	228,040	46,805,210
Howmet Aerospace, Inc.	346,854	23,735,219
L3Harris Technologies, Inc.	213,857	45,572,927
		$150,176,000
Alcoholic Beverages – 0.9%
Constellation Brands, Inc., “A”	145,286	$39,482,923
Diageo PLC	774,734	28,606,432
		$68,089,355
Automotive – 1.9%
Aptiv PLC (a)	646,917	$51,526,939
Lear Corp.	302,378	43,808,525
LKQ Corp.	1,019,881	54,471,844
		$149,807,308
Broadcasting – 0.9%
Omnicom Group, Inc.	584,966	$56,601,310
Warner Bros. Discovery, Inc. (a)	1,920,738	16,768,043
		$73,369,353
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	192,622	$35,390,440
Charles Schwab Corp.	2,115,020	153,000,547
CME Group, Inc.	130,457	28,086,087
Invesco Ltd.	930,108	15,430,492
		$231,907,566
Business Services – 2.4%
Accenture PLC, “A”	128,533	$44,550,823
Amdocs Ltd.	325,680	29,431,702
Cognizant Technology Solutions Corp., “A”	385,811	28,276,088
Fidelity National Information Services, Inc.	511,013	37,906,944
Fiserv, Inc. (a)	327,595	52,356,233
		$192,521,790
Cable TV – 1.7%
Comcast Corp., “A”	3,167,922	$137,329,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.7%
PPG Industries, Inc.	385,666	$55,883,003
Computer Software – 2.7%
Dun & Bradstreet Holdings, Inc.	3,712,747	$37,275,980
Microsoft Corp.	346,993	145,986,895
Oracle Corp.	251,847	31,634,502
		$214,897,377
Construction – 2.3%
Masco Corp.	1,624,372	$128,130,463
Stanley Black & Decker, Inc.	400,716	39,242,118
Summit Materials, Inc., “A” (a)	394,863	17,599,044
		$184,971,625
Consumer Products – 0.7%
Kenvue, Inc.	2,501,223	$53,676,246
Consumer Services – 0.3%
Booking Holdings, Inc.	5,955	$21,604,025
Electrical Equipment – 1.5%
Johnson Controls International PLC	1,803,197	$117,784,828
Electronics – 3.2%
Analog Devices, Inc.	92,094	$18,215,272
Applied Materials, Inc.	185,165	38,186,578
Intel Corp.	1,622,076	71,647,097
NXP Semiconductors N.V.	329,902	81,739,819
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	291,290	39,630,004
		$249,418,770
Energy - Independent – 2.9%
ConocoPhillips	847,855	$107,914,984
Hess Corp.	497,187	75,890,624
Pioneer Natural Resources Co.	185,650	48,733,125
		$232,538,733
Energy - Integrated – 0.9%
Chevron Corp.	149,747	$23,621,092
Suncor Energy, Inc.	1,354,484	49,987,564
		$73,608,656
Food & Beverages – 0.2%
Archer Daniels Midland Co.	291,155	$18,287,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.8%
Cigna Group	400,605	$145,495,730
Insurance – 3.7%
Aon PLC	270,757	$90,357,026
Chubb Ltd.	338,872	87,811,902
Travelers Cos., Inc.	170,287	39,189,850
Willis Towers Watson PLC	269,366	74,075,650
		$291,434,428
Internet – 0.9%
Alphabet, Inc., “A” (a)	467,857	$70,613,657
Leisure & Toys – 0.2%
Electronic Arts, Inc.	120,815	$16,028,526
Machinery & Tools – 2.9%
Eaton Corp. PLC	467,141	$146,065,648
Ingersoll Rand, Inc.	221,840	21,063,708
Regal Rexnord Corp.	352,905	63,558,190
		$230,687,546
Major Banks – 7.6%
Bank of America Corp.	3,212,843	$121,831,007
Goldman Sachs Group, Inc.	472,564	197,385,257
JPMorgan Chase & Co.	943,288	188,940,586
Morgan Stanley	650,155	61,218,595
PNC Financial Services Group, Inc.	227,777	36,808,763
		$606,184,208
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	137,465	$46,181,367
McKesson Corp.	153,196	82,243,272
		$128,424,639
Medical Equipment – 1.7%
Becton, Dickinson and Co.	160,567	$39,732,304
Boston Scientific Corp. (a)	324,088	22,196,787
Medtronic PLC	827,830	72,145,385
		$134,074,476
Metals & Mining – 0.2%
Glencore PLC	3,014,233	$16,560,615

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 1.7%
Northern Trust Corp.	859,230	$76,402,731
Truist Financial Corp.	1,526,364	59,497,669
		$135,900,400
Pharmaceuticals – 2.7%
Johnson & Johnson	585,669	$92,646,979
Organon & Co.	527,296	9,913,165
Pfizer, Inc.	2,828,521	78,491,458
Roche Holding AG	139,392	35,502,957
		$216,554,559
Railroad & Shipping – 1.1%
Union Pacific Corp.	351,325	$86,401,357
Restaurants – 0.2%
Wendy's Co.	784,392	$14,777,945
Specialty Chemicals – 1.3%
Air Products & Chemicals, Inc.	40,724	$9,866,204
Axalta Coating Systems Ltd. (a)	1,446,888	49,758,478
DuPont de Nemours, Inc.	572,685	43,907,759
		$103,532,441
Specialty Stores – 0.3%
Target Corp.	116,536	$20,651,345
Telecommunications - Wireless – 0.8%
T-Mobile USA, Inc.	399,025	$65,128,861
Tobacco – 1.2%
Altria Group, Inc.	513,775	$22,410,866
Philip Morris International, Inc.	760,625	69,688,462
		$92,099,328
Utilities - Electric Power – 2.8%
Dominion Energy, Inc.	201,599	$9,916,655
Duke Energy Corp.	587,565	56,823,411
Exelon Corp.	766,701	28,804,957
National Grid PLC	1,772,720	23,851,095
PG&E Corp.	3,310,653	55,486,544
Southern Co.	694,650	49,834,191
		$224,716,853
Total Common Stocks (Identified Cost, $2,738,892,979)		$4,825,138,414

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 37.4%
Aerospace & Defense – 0.0%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$2,779,844
Asset-Backed & Securitized – 5.7%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 7.189% ((SOFR - 1mo. + 0.11448%) + 1.75%), 1/15/2037 (n)	$6,082,500	$5,986,784
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.64% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	6,771,500	6,672,426
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.04% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	1,950,000	1,923,425
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.039% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	5,818,000	5,628,327
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.418% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,546,475
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.739% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	5,225,175	5,169,819
AREIT 2022-CRE6 Trust, “B”, FLR, 7.168% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	9,866,710
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	4,281,057	4,308,615
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 7.068% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	11,516,802	11,547,517
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.045% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	794,983	1,232,777
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.362%, 7/15/2056	1,190,323	1,244,044
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,466,283
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 6.739% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	17,122,500	16,586,035
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.489% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	2,794,000	2,740,338
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.369% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,836,559
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	2,183,432	2,042,805
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.739% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	15,589,055
CHCP 2021-FL1 Ltd., “AS”, FLR, 6.741% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2038 (n)	7,049,000	6,984,996
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.278%, 11/07/2030 (n)	11,264,069	11,272,089
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,444,027
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,855,193
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,396,721

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	$11,000,000	$10,776,805
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	4,816,000	4,828,899
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	3,623,000	3,557,058
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,396,851
Cutwater 2015-1A Ltd., “AR”, FLR, 6.795% ((SOFR - 3mo. + 0.26161%) + 1.22%), 1/15/2029 (n)	717,880	717,762
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 6.475% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	5,819,479	5,818,519
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 6.596% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	10,906,652	10,920,121
Empire District Bondco LLC, 4.943%, 1/01/2033	4,396,000	4,377,625
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	13,034,013	13,086,105
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	3,274,743	3,298,090
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	167,183	165,098
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,425,733
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,009,441
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	2,979,123	2,979,375
LCCM 2021-FL2 Trust, “B”, FLR, 7.339% ((SOFR - 1mo. + 0.11448%) + 1.9%), 12/13/2038 (n)	8,231,500	7,862,186
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.189% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	16,915,500	16,708,314
MF1 2020-FL4 Ltd., “A”, FLR, 7.14% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2035 (n)	2,381,107	2,380,485
MF1 2021-FL5 Ltd., “AS”, FLR, 6.64% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	17,497,000	17,215,578
MF1 2022-FL8 Ltd., “B”, FLR, 7.276% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,239,644
MF1 2023-FL12 LLC, FLR, “A”, 7.392% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	14,505,000	14,523,153
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.231% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	12,682,806	12,647,852
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	3,907,134
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	7,999,014

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.926% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	$5,618,950	$5,618,950
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.736% ((SOFR - 3mo. + 0.26161%) + 1.16%), 7/15/2034 (n)	5,725,000	5,728,509
Nissan Master Owner Trust, 2024-A, “A”, 6% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	5,130,663	5,134,768
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.329% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	16,678,518	16,608,518
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.443% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (z)	1,951,447	1,945,743
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.243% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (z)	3,695,000	3,610,872
Residential Funding Mortgage Securities, Inc., FGIC, 3.812%, 12/25/2035 (d)(q)	140,906	3,804
Rockford Tower CLO 2020-1 Ltd., 2020-1A, “A2R”, FLR, 7.119% (SOFR - 3mo. + 1.8%), 1/20/2036 (n)	18,536,627	18,595,499
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 7.119% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	16,584,642
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	2,673,551	2,670,307
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 6.639% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	11,298,531	11,162,249
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	4,759,000	4,692,444
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.025% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,439,259	6,398,891
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,321,353
		$455,258,411
Automotive – 0.4%
Lear Corp., 4.25%, 5/15/2029	$2,163,000	$2,067,425
Magna International, Inc., 2.45%, 6/15/2030	6,114,000	5,289,887
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	10,166,000	8,553,696
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,232,000	11,940,150
		$27,851,158
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$7,789,000	$6,402,866
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	9,836,000	8,453,975
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	5,588,000	4,638,026
		$19,494,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$13,058,000	$13,372,012
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	5,912,908
LPL Holdings, Inc., 6.75%, 11/17/2028	1,274,000	1,334,272
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	14,519,000	13,214,348
		$33,833,540
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$622,000	$542,368
Masco Corp., 2%, 2/15/2031	12,460,000	10,190,421
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,142,005
		$11,874,794
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$8,854,972
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,273,743
Equinix, Inc., 2.5%, 5/15/2031	7,470,000	6,231,131
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,011,000	3,876,721
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,128,793
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	5,959,027
Global Payments, Inc., 2.9%, 11/15/2031	8,226,000	6,903,251
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,750,000	2,645,635
Verisk Analytics, Inc., 5.75%, 4/01/2033	5,062,000	5,262,019
		$47,135,292
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,413,000	$3,372,994
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	4,568,051
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,120,014
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,724,000	4,533,206
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,457,845
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	7,313,726
		$24,365,836
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,666,000	$3,949,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$2,585,000	$2,530,840
Roper Technologies, Inc., 2%, 6/30/2030	4,196,000	3,502,165
		$6,033,005
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$2,623,000	$2,547,418
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	6,723,000	6,612,741
		$9,160,159
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$10,448,000	$10,439,175
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$4,536,293
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,575,000	$8,036,973
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$4,290,000	$4,030,922
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,223,000	2,109,774
		$6,140,696
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$11,794,073
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,498,504
		$23,292,577
Financial Institutions – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$13,587,000	$12,617,697
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	7,309,490
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,171,087
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	6,590,844
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	5,218,054
		$33,907,172
Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$2,398,000	$2,228,601
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	9,558,000	12,080,688
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,393,348
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	986,000	888,146
		$22,590,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$4,930,186
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,253,442
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,533,965
Marriott International, Inc., 2.85%, 4/15/2031	23,000	19,838
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,266,773
		$18,004,204
Insurance – 0.5%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,286,572
Corebridge Financial, Inc., 3.9%, 4/05/2032	11,118,000	9,999,785
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,447,000	4,536,770
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	15,225,000	14,043,806
		$35,866,933
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$4,392,000	$4,532,285
Insurance - Property & Casualty – 0.3%
Aon Corp., 4.5%, 12/15/2028	$6,955,000	$6,813,309
Aon Corp., 3.75%, 5/02/2029	1,627,000	1,536,961
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	6,473,322
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	10,369,000	10,358,531
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	2,301,700
		$27,483,823
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$2,421,474
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$14,128,000	$13,812,297
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,372,029
		$15,184,326
Major Banks – 2.3%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,722,000	$9,724,842
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,616,000	3,006,958
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	9,484,000	10,534,417
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,221,204
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	16,465,000	14,832,552
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,981,000	3,063,611

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	$2,877,000	$2,630,332
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	7,588,000	7,847,224
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,872,000	9,516,454
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	9,008,000	7,389,781
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,072,000	2,583,451
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,128,735
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,546,000	1,351,448
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,046,000	12,519,877
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,837,000	4,983,800
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,872,000	5,998,160
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,847,000	2,320,397
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,207,000	7,817,947
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	16,897,065
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	8,731,265
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,106,000	15,285,013
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	16,710,547
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	17,236,000	14,954,430
		$185,049,510
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$8,911,649
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	815,039
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	4,829,079
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,148,341
CVS Health Corp., 5.3%, 6/01/2033	9,092,000	9,113,374
HCA, Inc., 5.125%, 6/15/2039	5,707,000	5,386,071
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	3,373,000	3,046,568
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	394,602

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Northwell Healthcare, Inc., 4.26%, 11/01/2047	$3,797,000	$3,146,502
		$36,791,225
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$4,495,336
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,533,340
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,315,782
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	12,632,995
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,621,394
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	1,958,414
		$25,061,925
Midstream – 0.3%
Plains All American Pipeline LP, 3.8%, 9/15/2030	$6,093,000	$5,583,100
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,601,249
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,562,611
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,251,893
Targa Resources Corp., 6.125%, 3/15/2033	7,772,000	8,108,310
		$20,107,163
Mortgage-Backed – 12.2%
Fannie Mae, 5.25%, 8/01/2024	$831,863	$827,218
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	3,782,405	3,787,379
Fannie Mae, 4.54%, 7/01/2026	849,170	842,344
Fannie Mae, 3.95%, 1/01/2027	820,169	801,854
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	6,083,502	5,673,480
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,131,823	1,169,160
Fannie Mae, 2.5%, 11/01/2031	133,423	124,501
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	5,176,087	5,271,003
Fannie Mae, 3%, 2/25/2033 (i)	646,728	51,943
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	10,018,102	9,807,243
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	3,107,379	3,190,682
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	26,920,021	24,710,694
Fannie Mae, 3.25%, 5/25/2040	188,358	171,651
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	22,209,068	21,043,111
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	483,775	437,885
Fannie Mae, 4%, 7/25/2046 (i)	719,645	133,596
Fannie Mae, UMBS, 2%, 11/01/2036 - 9/01/2052	107,218,443	88,633,049
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 8/01/2052	129,995,438	108,901,722
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	11,619,530	11,352,188
Fannie Mae, UMBS, 3%, 12/01/2037 - 7/01/2053	61,859,507	53,560,202
Fannie Mae, UMBS, 4.5%, 5/01/2038 - 3/01/2053	5,552,266	5,325,739

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	$18,727,604	$14,142,300
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	8,349,961	7,483,121
Fannie Mae, UMBS, 6%, 11/01/2052 - 11/01/2053	5,349,928	5,452,102
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 10/01/2053	19,169,265	19,074,283
Fannie Mae, UMBS, 6.5%, 12/01/2053	2,371,051	2,422,358
Freddie Mac, 0.941%, 4/25/2024 (i)	1,022,058	89
Freddie Mac, 0.548%, 7/25/2024 (i)	40,823,000	50,576
Freddie Mac, 0.639%, 7/25/2024 - 6/25/2027 (i)	48,479,149	806,451
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,469,532	1,442,382
Freddie Mac, 0.391%, 8/25/2024 (i)	44,106,000	83,449
Freddie Mac, 0.461%, 8/25/2024 (i)	62,510,944	79,764
Freddie Mac, 3.064%, 8/25/2024	1,936,873	1,917,289
Freddie Mac, 0.348%, 10/25/2024 (i)	43,763,061	49,522
Freddie Mac, 3.171%, 10/25/2024	2,952,353	2,913,252
Freddie Mac, 0.284%, 11/25/2024 - 11/25/2027 (i)	77,654,287	371,773
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,619,922
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	14,418,076	13,262,865
Freddie Mac, 0.744%, 6/25/2027 (i)	12,263,658	236,548
Freddie Mac, 0.568%, 7/25/2027 - 12/25/2031 (i)	72,800,475	1,932,377
Freddie Mac, 0.327%, 8/25/2027 (i)	27,934,000	314,210
Freddie Mac, 0.417%, 8/25/2027 (i)	17,137,252	210,255
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	290,345
Freddie Mac, 0.195%, 11/25/2027 (i)	47,333,000	344,310
Freddie Mac, 0.322%, 11/25/2027 (i)	29,176,928	296,184
Freddie Mac, 0.246%, 12/25/2027 (i)	29,308,000	262,688
Freddie Mac, 0.29%, 12/25/2027 (i)	32,765,000	345,894
Freddie Mac, 0.364%, 12/25/2027 (i)	50,126,281	602,373
Freddie Mac, 1.09%, 7/25/2029 (i)	851,558	40,134
Freddie Mac, 1.141%, 8/25/2029 (i)	13,271,667	659,947
Freddie Mac, 1.799%, 4/25/2030 (i)	2,500,000	229,201
Freddie Mac, 1.868%, 4/25/2030 (i)	7,819,828	734,050
Freddie Mac, 1.666%, 5/25/2030 (i)	4,048,749	350,665
Freddie Mac, 1.797%, 5/25/2030 (i)	8,995,049	827,715
Freddie Mac, 1.341%, 6/25/2030 (i)	3,687,431	256,945
Freddie Mac, 1.599%, 8/25/2030 (i)	3,331,192	282,030
Freddie Mac, 1.169%, 9/25/2030 (i)	2,196,896	138,722
Freddie Mac, 1.08%, 11/25/2030 (i)	4,320,889	258,253
Freddie Mac, 0.326%, 1/25/2031 (i)	17,065,772	290,222
Freddie Mac, 0.78%, 1/25/2031 (i)	6,541,106	293,666
Freddie Mac, 0.936%, 1/25/2031 (i)	4,767,487	251,640
Freddie Mac, 0.514%, 3/25/2031 (i)	13,818,326	387,326
Freddie Mac, 0.732%, 3/25/2031 (i)	5,934,811	255,771
Freddie Mac, 1.216%, 5/25/2031 (i)	2,518,959	178,720

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.937%, 7/25/2031 (i)	$4,010,843	$231,580
Freddie Mac, 0.508%, 8/25/2031 (i)	5,124,835	156,170
Freddie Mac, 0.536%, 9/25/2031 (i)	16,898,337	552,998
Freddie Mac, 0.855%, 9/25/2031 (i)	5,075,984	259,329
Freddie Mac, 0.349%, 11/25/2031 (i)	25,136,487	564,530
Freddie Mac, 0.498%, 12/25/2031 (i)	23,600,379	730,717
Freddie Mac, 0.294%, 11/25/2032 (i)	24,130,226	433,430
Freddie Mac, 3%, 2/15/2033 (i)	675,255	39,857
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,221,052	1,260,402
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	1,936,919	1,943,270
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	1,169,471	1,194,072
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	440,023	455,677
Freddie Mac, 5.5%, 2/15/2036 (i)	131,375	23,058
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	4,688,891	4,452,238
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	20,956,321	18,660,043
Freddie Mac, 4.5%, 12/15/2040 (i)	71,901	6,259
Freddie Mac, 4%, 8/15/2044 (i)	134,781	13,723
Freddie Mac, 3.25%, 11/25/2061	1,941,622	1,667,244
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 8/01/2053	614,868	627,412
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	8,402,216	8,208,750
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	104,365	106,517
Freddie Mac, UMBS, 2%, 10/01/2036 - 3/01/2052	88,818,903	70,868,370
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 10/01/2052	67,694,664	56,194,720
Freddie Mac, UMBS, 3%, 10/01/2037 - 7/01/2053	21,697,547	18,706,047
Freddie Mac, UMBS, 4.5%, 5/01/2038 - 1/01/2053	18,649,157	17,916,404
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 1/01/2054	10,418,873	9,390,692
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	9,698,308	9,080,472
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	2,458,100	1,858,079
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 10/01/2053	23,224,017	23,144,134
Ginnie Mae, 6%, 9/15/2032 - 8/20/2053	1,130,598	1,172,272
Ginnie Mae, 5.5%, 12/15/2032 - 8/20/2053	25,070,704	25,074,734
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	38,262,888	36,844,498
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	34,016,829	33,438,200
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	15,459,323	14,526,720
Ginnie Mae, 5.543%, 9/20/2041	3,296,299	3,235,676
Ginnie Mae, 3.5%, 12/15/2041 - 1/20/2053	28,422,389	25,972,780
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	28,140,766	24,977,885
Ginnie Mae, 2.5%, 7/20/2051 - 6/20/2052	23,614,271	20,124,320
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	17,081,466	13,999,532
Ginnie Mae, 0.584%, 2/16/2059 (i)	6,644,152	228,224
Ginnie Mae, 6.474%, 3/20/2064	2,725,000	2,725,000
Ginnie Mae , 7%, 3/20/2054	975,000	998,221
Ginnie Mae, TBA, 2%, 4/18/2054 - 5/15/2054	24,875,000	20,393,103

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 6.5%, 5/01/2054	$4,700,000	$4,773,771
Ginnie Mae, TBA, 6%, 5/15/2054	6,250,000	6,299,499
Ginnie Mae, TBA, 2.5%, 5/20/2054	13,225,000	11,274,511
Ginnie Mae, TBA, 3%, 5/20/2054	6,875,000	6,067,834
UMBS, TBA, 3%, 4/25/2039	1,750,000	1,628,632
UMBS, TBA, 5%, 5/01/2039	2,800,000	2,795,262
UMBS, TBA, 2.5%, 4/11/2054 - 5/15/2054	15,275,000	12,634,599
UMBS, TBA, 3.5%, 4/11/2054 - 5/25/2054	7,550,000	6,758,730
UMBS, TBA, 4%, 4/11/2054	15,875,000	14,700,276
UMBS, TBA, 2%, 4/25/2054 - 5/13/2054	900,000	712,662
		$969,361,468
Municipals – 0.2%
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$6,934,642
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	9,655,000	9,675,728
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,770,137
		$19,380,507
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,979,000	$3,593,548
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,927,852
		$5,521,400
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$777,000	$760,976
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$3,413,000	$3,085,785
Verizon Communications, Inc., 2.55%, 3/21/2031	2,821,000	2,410,040
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	5,693,561
		$11,189,386
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,845,000	$2,531,403
Phillips 66 Co., 2.15%, 12/15/2030	9,976,000	8,368,878
Valero Energy Corp., 6.625%, 6/15/2037	6,797,000	7,409,672
		$18,309,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.3%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$19,423,000	$18,032,001
Northern Trust Corp., 6.125%, 11/02/2032	9,142,000	9,656,921
		$27,688,922
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$2,765,000	$2,201,570
Waste Management, Inc., 4.875%, 2/15/2034	20,620,000	20,478,936
		$22,680,506
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$4,222,000	$3,339,834
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$15,515,000	$15,582,320
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$534,407
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	4,981,701
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,594,000	1,421,983
		$6,938,091
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$5,243,119
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$12,549,000	$10,434,589
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,941,000	$7,527,554
Rogers Communications, Inc., 3.8%, 3/15/2032	17,162,000	15,423,459
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,548,084
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	6,260,889
Vodafone Group PLC, 5.625%, 2/10/2053	2,616,000	2,599,879
		$37,359,865
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$17,004,000	$16,511,704
Philip Morris International, Inc., 5.125%, 11/17/2027	3,015,000	3,030,593
Philip Morris International, Inc., 5.625%, 11/17/2029	1,299,000	1,337,801
Philip Morris International, Inc., 5.125%, 2/15/2030	4,902,000	4,901,947
Philip Morris International, Inc., 5.75%, 11/17/2032	5,756,000	5,942,593
		$31,724,638
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,711,000	$3,091,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.77%, 4/01/2024	$15,697	$15,694
Small Business Administration, 5.18%, 5/01/2024	20,149	20,121
Small Business Administration, 5.52%, 6/01/2024	8,694	8,684
Small Business Administration, 4.99%, 9/01/2024	19,320	19,177
Small Business Administration, 4.95%, 3/01/2025	39,788	39,649
		$103,325
U.S. Treasury Obligations – 7.4%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,140,000	$4,722,174
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,700,000	7,214,754
U.S. Treasury Bonds, 4%, 11/15/2042	28,650,000	26,986,957
U.S. Treasury Bonds, 2.875%, 5/15/2043	36,361,000	28,891,371
U.S. Treasury Bonds, 4.375%, 8/15/2043	7,100,000	7,015,688
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,250,000	11,670,117
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	170,765
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	10,902,250
U.S. Treasury Bonds, 2.375%, 11/15/2049	151,800,000	103,977,071
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	5,399,492
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	29,375,109
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	7,239,504
U.S. Treasury Notes, 5%, 8/31/2025	23,600,000	23,647,938
U.S. Treasury Notes, 0.375%, 11/30/2025 (f)	200,700,000	186,721,558
U.S. Treasury Notes, 4%, 1/15/2027	91,300,000	90,208,680
U.S. Treasury Notes, 2.75%, 4/30/2027	13,267,600	12,634,279
U.S. Treasury Notes, 4.125%, 7/31/2028	30,000,000	29,812,500
		$586,590,207
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,413,000	$4,587,121
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,738,000	1,438,827
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,849,000	13,772,650
Duke Energy Corp., 2.65%, 9/01/2026	1,236,000	1,167,083
Duke Energy Corp., 4.5%, 8/15/2032	10,428,000	9,885,279
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,584,000	5,253,334
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	2,896,000	2,953,851
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	1,876,681
Exelon Corp., 4.05%, 4/15/2030	5,246,000	4,947,402
Georgia Power Co., 3.7%, 1/30/2050	482,000	369,433
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,046,028
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,457,832
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,548,000	3,668,639
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,405,474
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	4,112,130
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,796,000	5,651,408

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 3.3%, 8/01/2040	$3,004,000	$2,199,319
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,789,672
		$72,582,163
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,679,000	$3,021,463
Total Bonds (Identified Cost, $3,228,141,921)		$2,976,582,178
Preferred Stocks – 0.8%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	407,696	$20,593,001
Consumer Products – 0.5%
Henkel AG & Co. KGaA	498,492	$40,065,959
Total Preferred Stocks (Identified Cost, $57,380,432)		$60,658,960
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $145,717,348)	145,717,624	$145,746,768

Other Assets, Less Liabilities – (0.7)%		(52,526,462)
Net Assets – 100.0%		$7,955,599,858

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $145,746,768 and $7,862,379,552, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $539,644,174, representing 6.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.443% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038	3/19/21	$1,951,447	$1,945,743
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.243% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036	11/12/21	3,695,000	3,610,872
Total Restricted Securities			$5,556,615
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	1,549	$165,767,203	June – 2024	$419,215
U.S. Treasury Ultra Bond 30 yr	Long	USD	589	75,981,000	June – 2024	1,088,303
						$1,507,518
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	744	$152,136,376	June – 2024	$(75,098)
U.S. Treasury Ultra Note 10 yr	Short	USD	728	83,435,625	June – 2024	(725,357)
						$(800,455)
At March 31, 2024, the fund had liquid securities with an aggregate value of $5,487,204 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $6,024,415,332)	$7,862,379,552
Investments in affiliated issuers, at value (identified cost, $145,717,348)	145,746,768
Cash	13,637,156
Receivables for
Investments sold	1,626,501
TBA sale commitments	66,254,653
Fund shares sold	9,885,007
Interest and dividends	27,415,199
Other assets	44,286
Total assets	$8,126,989,122
Liabilities
Payables for
Distributions	$938,306
Net daily variation margin on open futures contracts	67,927
Investments purchased	3,960,887
TBA purchase commitments	154,174,967
Fund shares reacquired	9,733,420
Payable to affiliates
Investment adviser	376,869
Administrative services fee	8,421
Shareholder servicing costs	1,676,423
Distribution and service fees	222,602
Payable for independent Trustees' compensation	21,531
Accrued expenses and other liabilities	207,911
Total liabilities	$171,389,264
Net assets	$7,955,599,858
Net assets consist of
Paid-in capital	$6,085,012,863
Total distributable earnings (loss)	1,870,586,995
Net assets	$7,955,599,858
Shares of beneficial interest outstanding	400,834,124

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,104,999,732	257,313,981	$19.84
Class B	27,789,607	1,395,419	19.91
Class C	257,876,224	12,863,769	20.05
Class I	981,531,922	49,490,085	19.83
Class R1	6,742,499	340,302	19.81
Class R2	80,177,849	4,022,087	19.93
Class R3	225,188,525	11,337,594	19.86
Class R4	146,743,513	7,385,853	19.87
Class R6	1,124,549,987	56,685,034	19.84

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.05 [100 / 94.25 x $19.84]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 3/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$62,244,947
Dividends	52,484,032
Dividends from affiliated issuers	2,474,018
Other	33,563
Income on securities loaned	17,433
Foreign taxes withheld	(585,178)
Total investment income	$116,668,815
Expenses
Management fee	$13,282,955
Distribution and service fees	8,030,590
Shareholder servicing costs	3,353,471
Administrative services fee	307,221
Independent Trustees' compensation	63,624
Custodian fee	144,285
Shareholder communications	125,978
Audit and tax fees	45,480
Legal fees	20,498
Miscellaneous	197,116
Total expenses	$25,571,218
Fees paid indirectly	(3,321)
Reduction of expenses by distributor	(11,928)
Net expenses	$25,555,969
Net investment income (loss)	$91,112,846

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$95,990,990
Affiliated issuers	(1,012)
Futures contracts	302,532
Foreign currency	12,064
Net realized gain (loss)	$96,304,574
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$801,266,230
Affiliated issuers	13,096
Futures contracts	4,421,850
Translation of assets and liabilities in foreign currencies	32,744
Net unrealized gain (loss)	$805,733,920
Net realized and unrealized gain (loss)	$902,038,494
Change in net assets from operations	$993,151,340
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23
Change in net assets
From operations
Net investment income (loss)	$91,112,846	$169,824,052
Net realized gain (loss)	96,304,574	315,553,914
Net unrealized gain (loss)	805,733,920	189,555,604
Change in net assets from operations	$993,151,340	$674,933,570
Total distributions to shareholders	$(392,005,729)	$(446,866,652)
Change in net assets from fund share transactions	$(51,903,218)	$44,833,930
Total change in net assets	$549,242,393	$272,900,848
Net assets
At beginning of period	7,406,357,465	7,133,456,617
At end of period	$7,955,599,858	$7,406,357,465
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$18.34	$17.77	$22.04	$19.78	$19.42	$19.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.41	$0.31	$0.28	$0.36	$0.41
Net realized and unrealized gain (loss)	2.26	1.27	(2.83)	3.36	0.63	0.78
Total from investment operations	$2.48	$1.68	$(2.52)	$3.64	$0.99	$1.19
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.46)	$(0.26)	$(0.33)	$(0.37)	$(0.39)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)
Total distributions declared to shareholders	$(0.98)	$(1.11)	$(1.75)	$(1.38)	$(0.63)	$(0.86)
Net asset value, end of period (x)	$19.84	$18.34	$17.77	$22.04	$19.78	$19.42
Total return (%) (r)(s)(t)(x)	13.83(n)	9.43	(12.61)	19.02	5.21	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.72	0.72	0.73	0.73
Expenses after expense reductions (f)	0.72(a)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	2.34(a)	2.18	1.52	1.32	1.87	2.20
Portfolio turnover	19(n)	43	88	112	92	39
Net assets at end of period (000 omitted)	$5,105,000	$4,667,098	$4,462,807	$5,207,735	$4,476,559	$4,666,095
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$18.40	$17.83	$22.10	$19.82	$19.45	$19.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.15	$0.12	$0.22	$0.27
Net realized and unrealized gain (loss)	2.27	1.26	(2.82)	3.38	0.63	0.77
Total from investment operations	$2.42	$1.53	$(2.67)	$3.50	$0.85	$1.04
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.31)	$(0.11)	$(0.17)	$(0.22)	$(0.24)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)
Total distributions declared to shareholders	$(0.91)	$(0.96)	$(1.60)	$(1.22)	$(0.48)	$(0.71)
Net asset value, end of period (x)	$19.91	$18.40	$17.83	$22.10	$19.82	$19.45
Total return (%) (r)(s)(t)(x)	13.40(n)	8.55	(13.25)	18.16	4.44	5.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.48	1.48
Expenses after expense reductions (f)	N/A	1.47	1.47	1.47	1.48	1.47
Net investment income (loss)	1.58(a)	1.41	0.73	0.57	1.12	1.44
Portfolio turnover	19(n)	43	88	112	92	39
Net assets at end of period (000 omitted)	$27,790	$33,156	$48,449	$80,923	$94,906	$124,982
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$18.52	$17.94	$22.23	$19.92	$19.55	$19.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.16	$0.12	$0.22	$0.27
Net realized and unrealized gain (loss)	2.29	1.28	(2.85)	3.41	0.63	0.78
Total from investment operations	$2.44	$1.55	$(2.69)	$3.53	$0.85	$1.05
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.32)	$(0.11)	$(0.17)	$(0.22)	$(0.24)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)
Total distributions declared to shareholders	$(0.91)	$(0.97)	$(1.60)	$(1.22)	$(0.48)	$(0.71)
Net asset value, end of period (x)	$20.05	$18.52	$17.94	$22.23	$19.92	$19.55
Total return (%) (r)(s)(t)(x)	13.43(n)	8.56	(13.26)	18.22	4.41	5.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.48	1.48
Expenses after expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.48	1.48
Net investment income (loss)	1.59(a)	1.42	0.75	0.57	1.12	1.44
Portfolio turnover	19(n)	43	88	112	92	39
Net assets at end of period (000 omitted)	$257,876	$269,522	$325,551	$450,129	$482,340	$602,145
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$18.33	$17.77	$22.04	$19.77	$19.41	$19.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.46	$0.36	$0.34	$0.41	$0.45
Net realized and unrealized gain (loss)	2.25	1.26	(2.83)	3.37	0.63	0.78
Total from investment operations	$2.50	$1.72	$(2.47)	$3.71	$1.04	$1.23
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.51)	$(0.31)	$(0.39)	$(0.42)	$(0.43)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)
Total distributions declared to shareholders	$(1.00)	$(1.16)	$(1.80)	$(1.44)	$(0.68)	$(0.90)
Net asset value, end of period (x)	$19.83	$18.33	$17.77	$22.04	$19.77	$19.41
Total return (%) (r)(s)(t)(x)	13.98(n)	9.64	(12.39)	19.38	5.47	6.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.47	0.47	0.47	0.48	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.59(a)	2.43	1.77	1.57	2.11	2.44
Portfolio turnover	19(n)	43	88	112	92	39
Net assets at end of period (000 omitted)	$981,532	$923,970	$871,532	$1,008,628	$848,687	$663,464
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$18.32	$17.75	$22.02	$19.75	$19.39	$19.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.26	$0.16	$0.12	$0.22	$0.27
Net realized and unrealized gain (loss)	2.25	1.28	(2.83)	3.37	0.63	0.77
Total from investment operations	$2.40	$1.54	$(2.67)	$3.49	$0.85	$1.04
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.32)	$(0.11)	$(0.17)	$(0.23)	$(0.24)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)
Total distributions declared to shareholders	$(0.91)	$(0.97)	$(1.60)	$(1.22)	$(0.49)	$(0.71)
Net asset value, end of period (x)	$19.81	$18.32	$17.75	$22.02	$19.75	$19.39
Total return (%) (r)(s)(t)(x)	13.37(n)	8.60	(13.28)	18.20	4.42	5.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.48	1.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.59(a)	1.41	0.76	0.57	1.12	1.44
Portfolio turnover	19(n)	43	88	112	92	39
Net assets at end of period (000 omitted)	$6,742	$6,166	$8,391	$10,420	$9,119	$10,508
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$18.42	$17.85	$22.13	$19.85	$19.48	$19.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.36	$0.26	$0.23	$0.31	$0.36
Net realized and unrealized gain (loss)	2.26	1.27	(2.84)	3.38	0.64	0.78
Total from investment operations	$2.46	$1.63	$(2.58)	$3.61	$0.95	$1.14
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.41)	$(0.21)	$(0.28)	$(0.32)	$(0.34)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)
Total distributions declared to shareholders	$(0.95)	$(1.06)	$(1.70)	$(1.33)	$(0.58)	$(0.81)
Net asset value, end of period (x)	$19.93	$18.42	$17.85	$22.13	$19.85	$19.48
Total return (%) (r)(s)(t)(x)	13.68(n)	9.10	(12.83)	18.75	4.97	6.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.97	0.97	0.97	0.98	0.98
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	0.98
Net investment income (loss)	2.09(a)	1.92	1.26	1.07	1.62	1.94
Portfolio turnover	19(n)	43	88	112	92	39
Net assets at end of period (000 omitted)	$80,178	$79,854	$88,487	$118,257	$125,160	$165,893
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$18.36	$17.79	$22.06	$19.79	$19.43	$19.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.41	$0.31	$0.28	$0.36	$0.41
Net realized and unrealized gain (loss)	2.26	1.27	(2.83)	3.37	0.63	0.78
Total from investment operations	$2.48	$1.68	$(2.52)	$3.65	$0.99	$1.19
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.46)	$(0.26)	$(0.33)	$(0.37)	$(0.39)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)
Total distributions declared to shareholders	$(0.98)	$(1.11)	$(1.75)	$(1.38)	$(0.63)	$(0.86)
Net asset value, end of period (x)	$19.86	$18.36	$17.79	$22.06	$19.79	$19.43
Total return (%) (r)(s)(t)(x)	13.81(n)	9.41	(12.60)	19.05	5.20	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.72	0.72	0.73	0.73
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.34(a)	2.17	1.51	1.32	1.86	2.19
Portfolio turnover	19(n)	43	88	112	92	39
Net assets at end of period (000 omitted)	$225,189	$207,158	$222,265	$294,584	$284,813	$290,210
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$18.36	$17.80	$22.07	$19.80	$19.44	$19.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.46	$0.36	$0.34	$0.41	$0.46
Net realized and unrealized gain (loss)	2.27	1.26	(2.83)	3.37	0.63	0.77
Total from investment operations	$2.51	$1.72	$(2.47)	$3.71	$1.04	$1.23
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.51)	$(0.31)	$(0.39)	$(0.42)	$(0.43)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)
Total distributions declared to shareholders	$(1.00)	$(1.16)	$(1.80)	$(1.44)	$(0.68)	$(0.90)
Net asset value, end of period (x)	$19.87	$18.36	$17.80	$22.07	$19.80	$19.44
Total return (%) (r)(s)(t)(x)	14.01(n)	9.62	(12.37)	19.35	5.47	6.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.47	0.47	0.47	0.48	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.55(a)	2.43	1.77	1.57	2.11	2.45
Portfolio turnover	19(n)	43	88	112	92	39
Net assets at end of period (000 omitted)	$146,744	$214,802	$203,954	$252,366	$251,641	$236,165
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$18.34	$17.77	$22.04	$19.77	$19.42	$19.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.47	$0.38	$0.35	$0.42	$0.47
Net realized and unrealized gain (loss)	2.26	1.27	(2.83)	3.37	0.63	0.78
Total from investment operations	$2.51	$1.74	$(2.45)	$3.72	$1.05	$1.25
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.52)	$(0.33)	$(0.40)	$(0.44)	$(0.45)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)
Total distributions declared to shareholders	$(1.01)	$(1.17)	$(1.82)	$(1.45)	$(0.70)	$(0.92)
Net asset value, end of period (x)	$19.84	$18.34	$17.77	$22.04	$19.77	$19.42
Total return (%) (r)(s)(t)(x)	14.01(n)	9.78	(12.32)	19.47	5.50	7.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39(a)	0.39	0.39	0.39	0.40	0.40
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.67(a)	2.51	1.85	1.65	2.19	2.52
Portfolio turnover	19(n)	43	88	112	92	39
Net assets at end of period (000 omitted)	$1,124,550	$1,004,631	$902,020	$1,023,815	$895,481	$753,666

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires

Notes to Financial Statements (unaudited) - continued
judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,885,797,374	$—	$—	$4,885,797,374
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	586,693,532	—	586,693,532
Non - U.S. Sovereign Debt	—	2,421,474	—	2,421,474
Municipal Bonds	—	19,380,507	—	19,380,507
U.S. Corporate Bonds	—	665,004,323	—	665,004,323
Residential Mortgage-Backed Securities	—	969,530,370	—	969,530,370
Commercial Mortgage-Backed Securities	—	128,958,515	—	128,958,515
Asset-Backed Securities (including CDOs)	—	326,130,994	—	326,130,994
Foreign Bonds	—	278,462,463	—	278,462,463
Mutual Funds	145,746,768	—	—	145,746,768
Total	$5,031,544,142	$2,976,582,178	$—	$8,008,126,320
Other Financial Instruments
Futures Contracts – Assets	$1,507,518	$—	$—	$1,507,518
Futures Contracts – Liabilities	(800,455)	—	—	(800,455)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate

Notes to Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at March 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,507,518	$(800,455)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$302,532
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended March 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$4,421,850
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment

Notes to Financial Statements (unaudited) - continued
of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to

Notes to Financial Statements (unaudited) - continued
cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/23
Ordinary income (including any short-term capital gains)	$190,402,180
Long-term capital gains	256,464,472
Total distributions	$446,866,652

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/24
Cost of investments	$6,219,397,394
Gross appreciation	2,181,517,317
Gross depreciation	(392,788,391)
Net unrealized appreciation (depreciation)	$1,788,728,926
As of 9/30/23
Undistributed ordinary income	26,657,136
Undistributed long-term capital gain	272,242,270
Other temporary differences	(23,743,063)
Net unrealized appreciation (depreciation)	994,285,041
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/24	Year ended 9/30/23
Class A	$247,532,319	$278,298,921
Class B	1,448,034	2,339,606
Class C	12,250,676	16,504,687
Class I	48,895,683	56,544,330
Class R1	297,902	431,295
Class R2	3,963,065	5,062,784
Class R3	11,063,167	13,568,537
Class R4	10,952,532	13,259,620
Class R6	55,602,351	60,856,872
Total	$392,005,729	$446,866,652
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $6.3 billion	0.35%
In excess of $6.3 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%

Notes to Financial Statements (unaudited) - continued
The management fee incurred for the six months ended March 31, 2024 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $116,083 for the six months ended March 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 6,059,933
Class B	0.75%	0.25%	1.00%	1.00%	154,263
Class C	0.75%	0.25%	1.00%	1.00%	1,313,526
Class R1	0.75%	0.25%	1.00%	1.00%	31,871
Class R2	0.25%	0.25%	0.50%	0.50%	200,210
Class R3	—	0.25%	0.25%	0.25%	270,787
Total Distribution and Service Fees					$8,030,590
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2024, this rebate amounted to $11,926 and $2 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2024, were as follows:
Amount
Class A	$49,045
Class B	6,424
Class C	5,618

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2024, the fee was $583,944, which equated to 0.0153% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,769,527.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2024 was equivalent to an annual effective rate of 0.0081% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $897 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $909 at March 31, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended March 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and account for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $9,257,018.

Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2024, this reimbursement amounted to $33,563, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,061,189,660	$1,202,444,702
Non-U.S. Government securities	347,557,766	584,699,318
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,337,059	$290,502,568	30,895,012	$580,170,699
Class B	4,278	82,001	19,758	369,987
Class C	591,720	11,324,100	1,437,928	27,257,335
Class I	3,232,449	61,275,989	8,656,719	162,456,530
Class R1	8,021	151,796	18,939	355,288
Class R2	327,981	6,246,598	567,772	10,687,880
Class R3	865,520	16,471,008	1,876,262	35,256,883
Class R4	552,095	10,431,159	1,571,624	29,523,343
Class R6	5,136,545	97,257,272	11,135,706	209,429,437
	26,055,668	$493,742,491	56,179,720	$1,055,507,382
Shares issued to shareholders in reinvestment of distributions
Class A	12,396,409	$235,401,115	14,091,229	$263,806,339
Class B	75,242	1,433,012	121,924	2,286,907
Class C	611,521	11,727,981	834,267	15,749,169
Class I	2,223,352	42,196,437	2,621,447	49,064,749
Class R1	15,711	297,902	23,095	431,295
Class R2	206,225	3,933,782	267,643	5,030,803
Class R3	581,977	11,063,167	723,974	13,568,500
Class R4	533,152	10,129,993	656,517	12,307,902
Class R6	2,757,124	52,354,413	3,038,763	56,906,317
	19,400,713	$368,537,802	22,378,859	$419,151,981

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(24,926,314)	$(471,686,026)	(41,583,618)	$(781,373,753)
Class B	(485,774)	(9,254,116)	(1,057,462)	(19,894,331)
Class C	(2,892,774)	(55,282,967)	(5,869,176)	(111,207,596)
Class I	(6,368,667)	(119,537,319)	(9,928,365)	(186,303,942)
Class R1	(20,063)	(382,400)	(178,124)	(3,354,399)
Class R2	(847,005)	(16,126,511)	(1,458,236)	(27,574,573)
Class R3	(1,394,491)	(26,643,113)	(3,809,104)	(71,963,943)
Class R4	(5,396,983)	(101,980,451)	(1,991,477)	(37,458,034)
Class R6	(5,997,552)	(113,290,608)	(10,144,231)	(190,694,862)
	(48,329,623)	$(914,183,511)	(76,019,793)	$(1,429,825,433)
Net change
Class A	2,807,154	$54,217,657	3,402,623	$62,603,285
Class B	(406,254)	(7,739,103)	(915,780)	(17,237,437)
Class C	(1,689,533)	(32,230,886)	(3,596,981)	(68,201,092)
Class I	(912,866)	(16,064,893)	1,349,801	25,217,337
Class R1	3,669	67,298	(136,090)	(2,567,816)
Class R2	(312,799)	(5,946,131)	(622,821)	(11,855,890)
Class R3	53,006	891,062	(1,208,868)	(23,138,560)
Class R4	(4,311,736)	(81,419,299)	236,664	4,373,211
Class R6	1,896,117	36,321,077	4,030,238	75,640,892
	(2,873,242)	$(51,903,218)	2,538,786	$44,833,930
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended March 31, 2024, the fund’s commitment fee and interest expense were $19,318 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$96,489,227	$542,240,482	$492,995,025	$(1,012)	$13,096	$145,746,768

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,474,018	$—

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: May 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: May 15, 2024

* Print name and title of each signing officer under his or her signature.